As filed with the Securities and Exchange Commission on October 28, 2003
                                               File Nos. 333-68270 and 811-10475

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                  Pre-Effective Amendment No.______                         [ ]
                  Post-Effective Amendment No.    7                         [X]
                                              ---------

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                  Amendment No.   8
                                ------

                           COUNTRY MUTUAL FUNDS TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                       1705 Towanda Avenue, Illinois 61702
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (309) 557-2629

                                Virginia L. Eves
                          Office of the General Counsel
                                1701 Towanda Ave.
                           Bloomington, Illinois 61702
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):

[ X ]            immediately upon filing pursuant to paragraph (b).
[   ]            on (date) pursuant to paragraph (b).
[   ]            60 days after filing pursuant to paragraph (a)(1).
[   ]            on (date) pursuant to paragraph (a)(1).
[   ]            75 days after filing pursuant to paragraph (a)(2).
[   ]            on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[   ]            This post-effective amendment  designates  a new effective date for a previously filed post-effective amendment.





                                   PROSPECTUS


                                October 28, 2003




                               Country Growth Fund
                              Country Balanced Fund
                          Country Tax Exempt Bond Fund
                          Country Short-Term Bond Fund
                                Country Bond Fund











The securities described in this prospectus have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has also not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.





Fund Information

Concise Fund-by-Fund descriptions are provided on the following pages. Each description provides the specific goals, strategies, risks, suitability and performance. Before investing, make sure that the Fund's goal matches your own. The Funds cannot be certain that they will achieve their goals. This prospectus offers two classes of shares - Class A and Class Y. You should review "Description of Classes" to determine which class is more suitable for your needs. Please keep this prospectus with your investment records.





Table of Contents

Fund Summaries
         Growth Fund...........................................................3
         Balanced Fund.........................................................6
         Tax Exempt Bond Fund.................................................10
         Short-Term Bond Fund.................................................12
         Bond Fund............................................................15
Policies & Services
         Shareholder Fees.....................................................19
         Annual Fund Operating Expenses.......................................19
         Management of the Funds..............................................23
         Portfolio Managers...................................................23
         Your Investment - Buying Shares......................................25
         Your Investment - Selling Shares.....................................30
         Your Investment - Transaction Policies...............................32
         Description of Classes...............................................33
         Distributions and Taxes..............................................35
         Other Securities and Risks...........................................36
Additional Information
         Financial Highlights.................................................38
For More Information                                                  Back Cover




Growth Fund

--------------------------------------------------------------------------------
Investment Goals
Growth of capital. Dividend income, if any, will be incidental to this goal.

--------------------------------------------------------------------------------
Principal Strategy
The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies (which generally have $5 billion of market value or more) that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

The Fund may also invest in fixed-income securities of any maturity such as convertible bonds and convertible preferred stocks when the portfolio managers believe the risk/reward characteristics of such issues warrant such action. The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

--------------------------------------------------------------------------------
Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

o stock market risk, or the risk that the price of securities held by the Fund will fall due to various conditions or circumstances which may be unpredictable

o    the risk of losing your money (investment)

o the success of the Fund's investments depends on the portfolio managers' skill in assessing the potential of the stocks they buy

o the value of any fixed-income security held by the Fund is likely to decline when interest rates rise

o foreign securities carry additional risks including currency, natural event and political risk

--------------------------------------------------------------------------------
Suitability
The Fund may be a suitable investment for you if you:

o have a long-term investment horizon such as investing for retirement or other future goals

o    can accept the risks of investing in a portfolio of common stocks

o    desire a fund that uses a growth-oriented strategy

o    can tolerate performance which varies from year to year

The Fund may not be suitable for you if you have a short investment horizon, are investing emergency reserve money, are seeking regular income, or find it difficult to deal with an investment that may go up and down in value.

--------------------------------------------------------------------------------
Bar Chart and Performance Table

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the ten years ending December 31, 2002, the highest return for a quarter was +22.39% for the quarter ended December 31, 1998 and the lowest return for a quarter was -15.07% for the quarter ended September 30, 2002. The year-to-date total return as of September 30, 2003 was +11.16%.




Annual Total Returns
As of 12/31 each year (Class Y)*

[BAR CHART]

1993              6.34%
1994              0.28%
1995             31.07%
1996             22.01%
1997             19.71%
1998             17.50%
1999             21.55%
2000              5.54%
2001             -6.87%
2002            -18.36%


*Class Y is a no load class so sales charges are not reflected in the bar chart. If sales charges from Class A were reflected, returns would be less than those shown.

--------------------------------------------------------------------------------
Performance Table(1)
Average Annual Total Returns
As of December 31, 2002

                                            1 Year  5 Years  10 Years
                                            ------  -------  --------
Growth Fund
    Class Y - Return before taxes           -18.36%  2.76%     8.87%
    Class Y - Return after taxes on
    distributions(2)                        -18.57%  0.22%     5.49%
    Class Y - Return after taxes on
    distributionsand sale of Fund shares(2) -11.27%  1.14%     5.56%
S&P 500 Index(3)                            -22.10% -0.59%     9.34%

--------------------------------------------------------------------------------


(1) The bar chart and table show you performance of the Fund's Class Y shares. Class A shares commenced operations on March 1, 2002 and therefore do not have a full calendar year of performance to disclose. If the performance of Class A shares were shown, they would be lower due to its higher expenses.
(2) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(3) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.



Balanced Fund
--------------------------------------------------------------------------------

Investment Goal
Growth of capital and current income.

--------------------------------------------------------------------------------
Principal Strategy
The Fund invests in a mix of stocks and bonds. Stocks include common, preferred and convertible preferred. Bonds include convertibles, short-term interest bearing obligations, U.S. Government securities, corporate, mortgage-backed and asset-backed securities. The Fund's mix of stocks and bonds varies in response to market conditions, investment outlooks and risk/reward characteristics of the two asset classes. The Balanced Fund ordinarily limits its common stock investments to no more than 75% of total assets. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. Although usually the majority of the Fund's assets are invested in common stocks, the Fund may choose to invest as much as 75% of its total assets in fixed-income securities, including short-term securities. In order to manage risk, the Fund will be invested in securities representing a number of different industries.

The  common  stocks and  equity  securities  purchased  are  primarily  those of well-established, large-capitalization companies (which generally have $5 billion of market value or more) that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues and cash flow, manageability of debt levels and capital structure, corporate profitability and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

Bond purchases are based on maturity and quality. The ones chosen offer the best return relative to the risk taken. If the portfolio managers believe that interest rates may decline, longer maturity issues will be purchased. Conversely, when the portfolio managers believe that interest rates may rise, emphasis is placed on shorter maturities.

The Fund will invest in corporate debt securities. These securities will be within the four highest grades assigned by independent ratings agencies or in non-rated equivalents. The commercial paper in which the Fund may invest will be in the top two grades assigned by independent ratings agencies or in non-rated equivalents.

--------------------------------------------------------------------------------
Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:


o stock market risk, or the risk that the price of a security will fall due to various conditions or circumstances which may be unpredictable

o the value of your investment will fluctuate in response to stock and bond market movements

o the possibility that bond issuers may not make promised interest and principal payments on time or in full or interest rates may rise causing bond prices to decline in value

o in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates

o the longer the average maturity of the bonds in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall

o foreign securities risks, including currency, natural event and political risks

o    the risk of losing your money (investment)


--------------------------------------------------------------------------------
Suitability
The Fund may be a suitable investment for you if you:

o    desire an investment that focuses on both growth and income

o    are investing for retirement or other long-term goals

o    can tolerate performance which varies from year to year

The Fund may not be suitable for you if you have a shorter-term investment horizon, are investing emergency reserve money, are seeking regular income, or find it difficult to deal with an investment that may go up and down in value.

--------------------------------------------------------------------------------

Bar Chart and Performance Table
The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the ten years ending December 31, 2002, the highest return for a quarter was +11.74% for the quarter ended December 31, 1998 and the lowest return for a quarter was -9.02% for the quarter ended September 30, 2002. The year-to-date total return as of September 30, 2003 was +9.02%.



Annual Total Returns
As of 12/31 each year  (Class  Y)*

[BAR CHART]

1993              9.03%
1994             -1.01%
1995             25.34%
1996             12.96%
1997             17.94%
1998             11.88%
1999             13.40%
2000              5.08%
2001             -2.83%
2002            -10.69%

*Class Y is a no load class so sales charges are not reflected in the bar chart. If sales charges from Class A were reflected, returns would be less than those shown.

Performance Table(1)
Average annual total returns as of December 31, 2002
                                                  1 Year  5 Years  10 Years
                                                  ------  -------  --------
Balanced Fund
   Class Y - Return before taxes                  -10.69%   2.96%     7.63%
   Class Y - Return after taxes
   on distributions(2)                            -11.38%   1.17%     5.33%
   Class Y - Return after taxes                    -6.54%   1.75%     5.21%
   on distributions and sale of Fund shares(2)
S&P 500 Index(3)                                  -22.10%  -0.59%     9.34%
Merrill Lynch U.S. Domestic Master Bond Index(4)   10.41%   7.58%     7.57%

(1) The bar chart and table show you performance of the Fund's Class Y shares. Class A shares commenced operations on March 1, 2002 and therefore do not have a full calendar year of performance to disclose. If the performance of Class A shares were shown, they would be lower due to its higher expenses.
(2) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(3) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.
(4) The Merrill Lynch U.S. Domestic Master Bond Index consists of fixed-rate, coupon-bearing bonds with an outstanding par greater than or equal to $25 million, a maturity range greater than or equal to one year and must be rated BBB/Baa3 and above. The index comprises numerous subindices representing industries, maturities and qualities.



Tax Exempt Bond Fund


--------------------------------------------------------------------------------
Investment Goal
Highest level of current interest income exempt from federal income taxes.

--------------------------------------------------------------------------------
Principal Strategy
The Fund invests at least 80% of its total assets in municipal bonds. The remainder of the portfolio may consist of temporary investments and cash. The municipal bonds purchased by the Fund are exempt from federal income taxes including the alternative minimum tax. The Fund will purchase municipal bonds that are rated, at the time of purchase, within the four highest grades assigned by independent rating agencies or in non-rated equivalents. The portfolio manager may buy non-rated municipal bonds if the advisor judges them to be equivalent to investment-grade. The Fund may invest up to 20% of net assets in non-rated bonds, taxable investments or investments subject to the alternative minimum tax.

To reduce risk, the portfolio manager diversifies the investment portfolio geographically and across different industry sectors. The Fund purchases bonds in order to maintain an average dollar-weighted maturity of between three and ten years although individual securities held by the Fund may have maturities outside that range. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

--------------------------------------------------------------------------------
Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

o interest rate risk, or the risk that the value of the securities the Fund holds will fall as a result of increase in interest rates

o tax law risk, or the risk that changes in tax laws could affect the prices of municipal securities in an unfavorable way

o credit risk, or the risk that issuers' credit ratings may be lowered or may not make interest and principal payments on time or in full

o call risk, or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

o the longer the average maturity of the bonds in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes

o    the risk of losing your money (investment)

--------------------------------------------------------------------------------
Suitability
The Fund may be a suitable investment for you if you seek to:

o    earn regular monthly dividends exempt from federal income tax

o    preserve investment capital over time

o    reduce taxes on investment income

o    invest in a fund which complements a more aggressive investment approach

You should not consider this Fund for your IRA or 401(k) plan, or if you wish a growth investment strategy or you do not pay U.S. income taxes.



--------------------------------------------------------------------------------
Bar Chart and Performance Table

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the ten years ending December 31, 2002, the highest return for a quarter was +6.58% for the quarter ended March 31, 1995 and the lowest return for a quarter was -6.03% for the quarter ended March 31, 1994. The year-to-date total return as of September 30, 2003 was +2.37%.

Annual Total Returns
As of 12/31 each year (Class Y)*

[BAR CHART]

1993             8.84%
1994            -6.10%
1995            15.87%
1996             2.96%
1997             8.98%
1998             5.94%
1999            -1.59%
2000             8.62%
2001             3.23%
2002             9.00%

*Class Y is a no load class so sales charges are not reflected in the bar chart. If sales charges from Class A were reflected, returns would be less than those shown.

--------------------------------------------------------------------------------
Performance Table(1)
Average annual total returns as
of December 31, 2002
                                                 1 Year   5 Years   10 Years
Tax Exempt Bond Fund
   Class Y - Return before taxes                    9.00%   4.97%     5.41%
   Class Y - Return after taxes on                  8.76%   4.69%     5.05%
   distributions(2)
   Class Y - Return after taxes on
   distributions and sale of Fund shares(2)         6.93%   4.64%     5.00%
Lehman Brothers 5-Year Municipal Bond Index(3)      9.27%   5.91%     5.88%

(1) The bar chart and table show you performance of the Fund's Class Y shares. Class A shares commenced operations on March 1, 2002 and therefore do not have a full calendar year of performance to disclose. If the performance of Class A shares were shown, they would be lower due to its higher expenses.
(2) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(3) The Lehman Brothers 5-Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the four to six year range. The Lehman Index does not reflect investment in cash, the impact of any servicing, investment management, or administrative expenses.


Short-Term Bond Fund
--------------------------------------------------------------------------------
Investment Goal
High level of current income consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------
Principal Strategy

The Fund mainly invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and expects to maintain a duration of less than three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. Under normal conditions, the Fund invests at least 80% of assets in bonds including:

o    debt  obligations  of  corporations  which are rated  within  the top three
     rating   categories  by  independent   rating   agencies  or  in  non-rated
     equivalents

o    securities   issued   by  the   U.S.   Government   or  its   agencies   or
     instrumentalities

o obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

The remaining 20% may be invested in cash, commercial paper and liquid debt securities in the four highest grades or in non-rated equivalents.

--------------------------------------------------------------------------------
Important Risks

There are risks involved with any investment, but the risks associated with an investment in the Fund include:

o    risk that the value of the  securities the Fund holds will fall as a result
     of  changes  in   interest   rates,   an  issuer's   actual  or   perceived
     creditworthiness or an issuer's ability to meet its obligations

o call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

o the risk that the U.S. Government and corporations do not guarantee the market value or the current yield of government securities or the net asset value of shares of the Fund


o in some instances when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance in the Fund is unable to reinvest at the higher interest rates

o foreign securities risks, including currency, natural event and political risks

o    the risk of losing your money (investment)

--------------------------------------------------------------------------------
Suitability
The Fund may be a suitable investment for you if you seek:

o to earn higher yields than money market funds offer and are able to tolerate larger fluctuations in the value of shares

o    an investment for income


This Fund may not be suitable for you if your primary investment objective is absolute principal stability or if you are seeking growth of capital.



--------------------------------------------------------------------------------
Bar Chart and Performance Table

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the four years ending December 31, 2002, the highest return for a quarter was +3.57% for the quarter ended September 30, 2001 and the lowest return for a quarter was +0.07% for the quarter ended December 31, 2001. The year-to-date total return as of September 30, 2003 was +2.25%.

Annual Total Returns
As of 12/31 each year (Class Y)*

[BAR CHART]

1998:    6.35%
1999:    2.52%
2000:    7.51%
2001:    7.09%
2002:    5.44%

* Class Y is a no load class so sales charges are not reflected in the bar chart. If sales charges from Class A were reflected, returns would be less than those shown.


--------------------------------------------------------------------------------
Performance Table(1)
Average annual total returns as of December 31, 2002

                                                                                  Since
                                                                                Inception
                                                            1 Year      5 Year   01/02/97
                                                            ------      ------   --------
Short-Term Bond Fund
   Class Y - Return before taxes                             5.44%      5.77%      5.76%
   Class Y - Return after taxes on distributions(2)          3.79%      3.73%      3.74%
   Class Y - Return after taxes on distributions and
   sale of Fund shares(2)                                    3.37%      3.60%      3.61%
Merrill Lynch U.S. Domestic Master Bond Index(3)             10.41%     7.58%      8.01%
Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index(4)    5.76%      6.40%      6.47%

(1)  The bar chart and table show you  performance of the Fund's Class Y shares.
     Class A shares  commenced  operations on March 1, 2002 and therefore do not have a full calendar year of performance to disclose. If the performance of
     Class A shares were shown, they would be lower due to its higher expenses.
(2)  After tax returns are calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  If the Fund incurs a loss,  which generates a tax benefit,  the Return After Taxes on  Distributions  and Sale of Fund Shares
     may exceed the Fund's  other return  figures.  Furthermore,  the  after-tax returns  shown are not  relevant  to those who hold  their  shares  through tax-deferred  arrangements  such as  401(k)  plans or IRAs.  Remember,  the
     Fund's past  performance,  before and after taxes,  is not  necessarily  an indication  of how the Fund will  perform in the  future.
(3)  The Merrill Lynch U.S.  Domestic  Master Bond Index consists of fixed-rate, coupon-bearing  bonds with an outstanding  par greater than or equal to $25 million,  a maturity  range  greater  than or equal to one year and must be
     rated  BBB/Baa3  and  above.  The  index  comprises   numerous   subindices
     representing industries, maturities and qualities.
(4)  Merrill  Lynch  U.S.  Treasury/Agency  1-3 Year  Bond  Index is an index of
     Treasury  securities with maturities  ranging from one to three years which are  guaranteed  as to the timely  payment of principal and interest by the
     U.S. Government.


Bond Fund
--------------------------------------------------------------------------------
Investment Goal
Maximum total return consistent with preservation of capital.
--------------------------------------------------------------------------------
Principal Strategy
To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a dollar-weighted average maturity of more than 5 years. Under normal conditions, the Fund invests at least 80% of assets in the following:

o    debt  obligations  of  corporations  which are rated  within  the top three
     rating   categories  by  independent   rating   agencies  or  in  non-rated
     equivalents

o    securities   issued   by  the   U.S.   Government   or  its   agencies   or
     instrumentalities

o obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

At least 80% of the value of the Fund's total assets will be invested in bonds (U.S. Government, corporate and convertible issues). The Fund may invest up to 20% of its net assets in corporate bonds which are rated below the top three rating categories. On occasion, up to 20% of the Fund's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The Fund may invest up to 10% of its assets in securities of foreign issuers. The Fund may also invest in zero coupon U.S. Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields. The Fund invests in securities of longer-term maturities in order to obtain higher yields. Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

--------------------------------------------------------------------------------
Important Risks
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

o    risk that the value of the  securities the Fund holds will fall as a result
     of  changes  in   interest   rates,   an  issuer's   actual  or   perceived
     creditworthiness or an issuer's ability to meet its obligations

o call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

o the longer the average maturity of the bonds in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall

o the Fund could lose money if any bonds it owns are downgraded in credit rating or go into default

o in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates when interest rates rise, mortgage- and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns

o    the risk of losing your money (investment)

o foreign securities risks, including currency, natural event and political risks

--------------------------------------------------------------------------------
Suitability
The Fund may be a suitable investment for you if you seek:

o    a relatively conservative investment for income

o    a bond fund that invests in both corporate and U.S. Government securities

o    a fund to complement a portfolio of more aggressive investments

You should not consider this Fund if you are seeking high growth or maximum income or are investing emergency reserve money.

--------------------------------------------------------------------------------
Bar Chart and Performance Table

The following bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and showing how the Fund's average annual returns compare with those of a broad measure of market performance. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance and the bar chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

During the four years ending December 31, 2002, the highest return for a quarter was +4.79% for the quarter ended September 30, 1998 and the lowest return for a quarter was -1.14% for the quarter ended June 30, 1999. The year-to-date total return as of September 30, 2003 was +3.51%.

Annual Total Returns
As of 12/31 each year (Class Y)*

1998:   9.22%
1999:  -1.13%
2000:  11.58%
2001:   8.04%
2002:   9.59%

* Class Y is a no load class so sales charges are not reflected in the bar chart. If sales charges from Class A were reflected, returns would be less than those shown.

--------------------------------------------------------------------------------
Performance Table(1)
Average annual total returns as of December 31, 2002


                                                                               Since
                                                                             Inception
                                                     1 Year      5 Year       01/02/97
                                                     ------      ------       --------
Bond Fund
   Class Y - Return before taxes                      9.59%      7.36%       7.58%
   Class Y - Return after taxes on distributions(2)   7.61%      4.77%       5.07%
   Class Y - Return after taxes on distributions
   and sale of Fund shares(2)                         5.83%      4.59%       4.82%
Merrill Lynch U.S. Domestic Master Bond Index(3)     10.41%      7.58%       8.01%


(1) The bar chart and table show you performance of the Fund's Class Y shares. Class A shares commenced operations on March 1, 2002 and therefore do not have a full calendar year of performance to disclose. If the performance of Class A shares were shown, they would be lower due to its higher expenses.
(2) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(3) The Merrill Lynch U.S. Domestic Master Bond Index consists of fixed-rate, coupon-bearing bonds with an outstanding par greater than or equal to $25 million, a maturity range greater than or equal to one year and must be rated BBB/Baa3 and above. The index comprises numerous subindices representing industries, maturities and qualities.



Fees and Expenses of the Funds

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

--------------------------------------------------------------------------------
Shareholder Fees

(fees paid directly from your investment):

                                                          Class A                     Class Y
-------------------------------------------- --------------------------------- -------------------

Maximum Sales Load Imposed on Purchases         5.5% (Growth and Balanced)             None
     (as a percentage of offering price)     4.25% (Bond and Tax Exempt Bond)
                                                  2.5% (Short-Term Bond)
Maximum Deferred Sales Load (as a                          None                        None
     percentage of offering price)
Maximum Sales Load on reinvested dividends                 None                        None
     (as a percentage of offering price)
Redemption Fees                                            None                        None
Exchange Fee                                                $5                          $5
Maximum Account Fee                                        None                        None
-------------------------------------------- --------------------------------- -------------------

--------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from each Fund's assets):
Class A



                                         Distribution    Other   Total Annual Fund    Waiver of
                         Management Fees (12b-1) Fees  Expenses  Operating Expenses Fund Expenses^   Net Expenses
------------------------ --------------- ------------ --------- ------------------- --------------- --------------

Growth Fund                   0.75%         0.08%        0.33%         1.16%           (0.02)%          1.14%
Balanced Fund                 0.75%         0.00%        0.72%         1.47%           (0.02)%          1.45%
Tax Exempt Bond Fund          0.50%         0.25%        0.88%         1.63%           (0.78)%          0.85%
Short-Term Bond Fund          0.50%         0.00%        0.46%         0.96%           (0.11)%          0.85%
Bond Fund                     0.75%         0.00%        0.37%         1.12%           (0.27)%          0.85%
------------------------ --------------- ------------ --------- ------------------- --------------- --------------





Class Y



                                          Distribution    Other   Total Annual Fund    Waiver of     Net Expenses
                         Management Fees  (12b-1) Fees  Expenses  Operating Expenses Fund Expenses^
------------------------ ---------------- ------------ --------- ------------------- --------------- -------------
Growth Fund                   0.75%          0.08%        0.33%         1.16%           (0.02)%          1.14%
Balanced Fund                 0.75%          0.00%        0.72%         1.47%           (0.02)%          1.45%
Tax Exempt Bond Fund          0.50%          0.25%        0.88%         1.63%           (0.78)%          0.85%
Short-Term Bond Fund          0.50%          0.00%        0.46%         0.96%           (0.11)%          0.85%
Bond Fund                     0.75%          0.00%        0.37%         1.12%           (0.27)%          0.85%
------------------------ ---------------- ------------ --------- ------------------- --------------- -------------
^    Certain  service  providers  have  contractually  agreed to waive  fees and reimburse  other Fund expenses  until October 31, 2004, so that all custody fees are  waived  for all Funds and so that  Total  Annual  Fund  Operating
     Expenses do not exceed 0.85% for the  Short-Term  Bond Fund,  the Bond Fund and the Tax Exempt Bond Fund. The fee waiver and expense  reimbursement may be terminated  at any time after October 31, 2004 at the  discretion of the service providers.




Example (Class A) This example is designed so that you may compare the cost of investing in the Funds with the cost of investing in other mutual Funds. The example assumes that:


o    you invest $10,000 for the time periods indicated;

o    you redeem all of your shares at the end of the time periods;

o    your investment has a hypothetical 5% return each year;

o    all distributions are reinvested; and

o    each Fund's operating expenses remain the same.

Because actual return and expenses will be different, the example is for comparison purposes only. Each Fund's actual performance and expenses may be higher or lower. Based on the above assumptions, your costs for each Fund would be:

                           1 Year     3 Years      5 Years          10 Years
------------------------ ---------- ----------- --------------- ----------------

Growth Fund                 $660        $896         $1,151       $1,880
Balanced Fund               $689        $987         $1,307       $2,209
Tax Exempt Bond Fund        $508        $844         $1,203       $2,213
Short-Term Bond Fund        $335        $538         $757         $1,389
Bond Fund                   $508        $740         $991         $1,707
--------------------------------------------------------------------------------

Example (Class Y) This example is designed so that you may compare the cost of investing in the Funds with the cost of investing in other mutual Funds. The example assumes that:


o    you invest $10,000 for the time periods indicated;

o    you redeem all of your shares at the end of the time periods;

o    your investment has a hypothetical 5% return each year;

o    all distributions are reinvested; and

o    each Fund's operating expenses remain the same.

Because actual return and expenses will be different, the example is for comparison purposes only. Each Fund's actual performance and expenses may be higher or lower. Based on the above assumptions, your costs for each Fund would be:

                            1 Year        3 Years       5 Years       10 Years
------------------------- ----------- -------------- ------------ --------------

Growth Fund.                 $116           $366         $636         $1,407
Balanced Fund                $148           $463         $801         $1,756
Tax Exempt Bond Fund          $87           $438         $813         $1,867
Short-Term Bond Fund          $87           $295         $520         $1,168
Bond Fund                     $87           $329         $591         $1,339


Management of the Funds
--------------------------------------------------------------------------------

COUNTRY Trust Bank, 1705 N. Towanda Ave., Bloomington, Illinois 61702 serves as the investment advisor to the Funds and is responsible for the selection and on-going monitoring of the securities in each Fund's investment portfolio and managing the Funds' business affairs. The advisor was organized as IAA Trust Company in 1970 and reorganized as COUNTRY Trust Bank in 2000. The advisor has no other investment company clients other than the Funds and affiliated series of COUNTRY Mutual Funds Trust.

--------------------------------------------------------------------------------

Portfolio Managers

Growth Fund
A team of portfolio managers led by John D. Enlund manages the Fund. Mr. Enlund received his B.A. from St. Olaf College in 1978, his J.D. from DePaul University in 1981 and earned the Chartered Financial Analyst designation in 1986. Mr. Enlund, an Investment Officer of the advisor, manages various trust portfolios for COUNTRY Trust Bank in addition to his responsibilities with the Growth Fund. He joined the advisor in 1999. From 1996 to 1999 Mr. Enlund was Vice President of Investments and portfolio manager for Protection Mutual Insurance Company. Other members of the committee currently include Bernard R. Dorneden, Bruce Finks, John Jacobs and Derek Vogler. Mr. Dorneden received his B.S. in business administration from Northern Illinois University in 1966, his M.B.A. from Bradley University in 1970 and his Chartered Financial Analyst designation in 1980. Mr. Dorneden joined the advisor in 1966 and his current position is Vice President - Equities. Mr. Finks received his B.S. in finance from Illinois State University in 1976 and earned his Chartered Financial Analyst designation in 1987. He joined the advisor in 1992 as an Equity Investment Officer and is currently the Vice President of Investments for the advisor. See "Balanced Fund" for biographies of Mr. Jacobs and Mr. Vogler.

Balanced Fund
A committee led by John D. Enlund is responsible for the stock portion of the Fund. Current members of the committee include Bernard R. Dorneden, Bruce Finks, Derek Vogler, and John Jacobs. See "Growth Fund" for biographies of Mr. Enlund, Mr. Dorneden and Mr. Finks. Derek Vogler, a graduate of Illinois State University, received his B.S. in finance in 1993, his M.B.A. in 1995, and his Chartered Financial Analyst designation in 1998. Mr. Vogler joined the advisor in 1995 and his current position is Portfolio Manger. John Jacobs is the manager of the fixed-income portion of the Fund. Mr. Jacobs earned a B.S. in business and finance in 1970 from Illinois Wesleyan University. He is a Chartered Financial Analyst and has served as a member of the advisor's investment committee. Prior to joining the advisor in 1975, Mr. Jacobs was an account executive for one of the leading national brokerage firms. Mr. Jacobs has been managing the fixed-income portion of the Fund since December of 1978. Mr. Jacobs is also the portfolio manager for both the Short-Term Bond Fund and the Bond Fund (since January 1997).

Tax Exempt Bond Fund
Mary S. Guinane is the portfolio manager for this Fund. Ms. Guinane earned a M.B.A. from Illinois State University and a B.A. in psychology and sociology from St. Ambrose College. Ms. Guinane has been with the advisor since 1981 and has managed this Fund since October 1, 1986.

Short-Term Bond Fund

John Jacobs, Chad M. Moser and Scott Skowronski are joint managers for this Fund. See "Balanced Fund" for Mr. Jacobs' biography. Mr. Moser received his Bachelor of Arts degree in accounting from Illinois Wesleyan University in 1998. He joined the advisor as an investment analyst in 1999, and had management responsibilities with the Money Market Fund (no longer available) from 1999 to
2001. He began assisting with the Short-Term Bond Fund in 2000. He is a Chartered Financial Analyst. Mr. Skowronski received his Bachelor of Arts degree in Risk Management from Illinois Wesleyan University in 1997. He joined the advisor in 1998 and began assisting with the Fund in 2001. He had management responsibilities with the Money Market Fund (no longer available) from 2000-2002. He earned the Chartered Financial Analyst designation in 2002.


Bond Fund
John Jacobs is the portfolio manager of the Fund. See "Balanced Fund" for Mr. Jacobs' biography.


Your Investment - Buying Shares
--------------------------------------------------------------------------------

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the Funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase or sale would be unlawful under the securities laws of such jurisdiction.

Purchase Price: Shares of all Funds are sold at the applicable sales charge plus net asset value per share (NAV) next determined after receipt of the order by U.S. Bancorp Fund Services, LLC. The NAV for all Funds is calculated at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time. Each Fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds' board of trustees.

Timing of Requests: All requests received by U.S. Bancorp Fund Services, LLC before 3:00 p.m. Central Time will be executed the same day, at that day's closing share price. Orders received after 3:00 p.m. Central Time will be executed the following day, at that day's closing share price. Shares will not be priced on days when the New York Stock Exchange is closed.

Stock Exchange Closings: Shares of the Funds will not be priced and are not available for purchase when the New York Stock Exchange is closed for trading including the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


General Information: The Funds reserve the right to reject any purchase order or suspend the offering of shares of the Funds. All investments must be in U.S. dollars. The Funds also reserve the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirement for any investor. The Funds will automatically redeem shares if a purchase check is returned for insufficient funds. There is a $25 fee for any check that is returned for insufficient funds. Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer. Checks should be made payable to the fund in which you are investing. The Fund will not accept payment in cash, including cashier's checks or money orders. The Fund will not accept U.S. Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares of the Funds. The Funds reserve the right to reject any second-party check or third-party check for the purchase of shares except checks issued by COUNTRY Trust Bank, Illinois Agricultural Association, the COUNTRY(SM) Insurance & Financial Services group or any of their affiliates.

Anti-Money  Laundering:  The Funds have  established  an  Anti-Money  Laundering
Compliance Program as required by the United and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Fund is required to obtain the following information for all registered owners and all authorized individuals:

o        Full Name
o        Date of Birth
o        Social Security Number
o        Permanent Street Address (P.O. Box is not acceptable)
o        Corporate accounts require additional documentation

Additional identification verification steps may be taken if the account is considered high risk. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days (or such other time period as disclosed in the Fund's prospectus) if clarifying information/documentation is not received.

Please note that your application will be returned if any information is missing. If you require additional assistance when completing your application, please contact the Transfer Agent at (800) 245-2100.

--------------------------------------------------------------------------------


How to Buy Shares

To Open an Account By Mail
Complete and sign the application.
Mail the application and your check to:

         U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

         Overnight express mail may be sent to:

         U.S. Bancorp Fund Services, LLC
         615 East Michigan Street
         Milwaukee, WI 53202

Please make check payable to the name of the Fund you wish to invest in. Minimum initial investment for the Funds:

         $1,000 for non-retirement accounts

         $500 for retirement accounts including IRAs and Medical Savings Accounts and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) Accounts.


By Wire
To make a same-day wire investment, call COUNTRY Funds at (800) 245-2100. The wire must be received by 3:00 p.m. Central Time for same day processing. An account number will be assigned to you.

Call your bank with instructions to transmit Funds to:

         U.S. Bank National Association
         ABA Number: 0750-00022
         For Credit to: U.S. Bancorp Fund Services, LLC
         Account Number: 112-952-137
         For Further Credit to: (Investor Name, Investor Account Number, and Fund Name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

Your bank may charge a wire fee. Mail your completed application to U.S. Bancorp Fund Services, LLC at the address above.

By Automatic Investment
With an initial investment, indicate on your application that you would like to participate in the automatic investment plan. Return your application with your initial investment.

Subsequent investments will be drawn from your bank account and invested into the Fund(s).

By Exchange

Call COUNTRY Funds at (800) 245-2100 to request an exchange of shares into another COUNTRY Fund or any of the following Class A shares of First American
Funds: Equity Income Fund, International Fund, First American Small Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small Cap Growth
Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, High Income Bond Fund, or Prime Obligations Fund (individually, a "selected First American Fund," collectively, the "selected First American Funds"). There is a $5.00 fee to exchange shares of Funds via telephone. Exchanges may be made only on days when the New York Stock Exchange is open.

--------------------------------------------------------------------------------

To Add to an Account

By Mail
Fill out investment slip from a previous confirmation and write your account number on your check. Mail the slip and your check to:

         U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, Wisconsin
         53201-0701

Overnight express mail may be sent to:

         U.S. Bancorp Fund Services, LLC
         615 East Michigan Street
         Milwaukee, WI 53202

Please make check payable to the name of the Fund you wish to invest in.

Minimum additional investment for the Funds:

    $25 if by mail for retirement accounts and UGMA/UTMA accounts
    $100 if by mail for all other accounts (retirement and non-retirement accounts)
    $1,000 if by wire for all accounts


By Wire
Call COUNTRY Funds at (800) 245-2100. The wire must be received by 3:00 p.m. Central Time for same day processing.

Follow the instructions under To open an Account - By Wire. The minimum additional investment made by wire must be for at least $1,000.

By Automatic Investment
If you wish to add the Automatic Investment Plan after your account has initially been opened, call COUNTRY Funds at (800) 245-2100 to request the form.

Complete and return the form along with any other required materials.

Subsequent investments will be drawn from your bank account and invested into the Fund(s). Minimum additional investment for the Funds:
         $25 for retirement accounts and UGMA/UTMA accounts
         $100 for all other accounts

By Exchange
Call COUNTRY Funds at (800) 245-2100 to request an exchange of shares into another COUNTRY Fund or a selected First American Fund.

Your Investment - Selling Shares
--------------------------------------------------------------------------------

Timing of Requests: All requests received in good order by U.S. Bancorp Fund Services, LLC before 3:00 p.m. Central Time will be executed the same day, at that day's closing price. Requests received after 3:00 p.m. Central Time will be executed the following day, at that day's closing share price.


Selling Recently Purchased Shares: If you wish to sell shares that were recently purchased by check, the Funds may delay mailing of your redemption check for up to 12 calendar days from your purchase date to allow the purchase check to clear. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

Signature Guarantees: For your protection, your signature on a redemption request must be guaranteed by an institution eligible to provide them under federal or state law (such as a bank, savings and loan, or securities broker-dealer) on any redemptions in amounts over $50,000 in value, if you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record, if you would like the check mailed to an address other than the address on the Funds' records, or for the redemption of corporate, partnership or fiduciary accounts, or for certain other types of transfer requests or account registration changes. Please call COUNTRY Funds at (800) 245-2100 for information on obtaining a signature guarantee.


How to Sell Shares

To Sell from or Close an Account

By Mail - All Funds

Write a letter of instruction that includes:

     o    the Fund name,

     o your account number, the name(s) in which the account is registered, and

     o    the dollar value or number of shares you wish to sell.


Include all signatures and any additional documents that may be required.

Mail your request to:

         U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, Wisconsin 53201-0701

Overnight express mail may be sent to:

         U.S. Bancorp Fund Services, LLC
         615 East Michigan Street
         Milwaukee, WI 53202

A check will be mailed to the name(s) and address in which the account is registered.

By Systematic Withdrawal Plan - All Funds
Call us to request a form to add the SYSTEMATIC WITHDRAWAL PLAN, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

You should not make systematic withdrawals if you plan to continue investing in the Funds, due to sales charges and tax liabilities.


By Exchange
Call COUNTRY Funds at (800) 245-2100 to request an exchange of shares into another COUNTRY Fund or a selected First American Fund.

By Telephone - All Funds
If you have previously authorized redemptions by telephone, call COUNTRY Funds at (800) 245-2100 before the close of business on any business day.


Proceeds will normally be sent the next business day by first class mail. Proceeds can also be sent overnight mail for a $15 fee or they may be wired to your account ($1,000 minimum) for a $15 fee. The Funds reserve the right to limit telephone redemptions to $50,000 per day.

If you request a check, it will be sent to the address in which the account is registered.

Telephone redemptions are not available if a joint owner is under age 14.

Reinvesting After a Sale
If you sell Class A shares of a COUNTRY Fund or a selected First American Fund (except money market shares on which you have not paid a sales charge), you may reinvest in Class A shares of that Fund, another COUNTRY Fund, or a First American Fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the Fund directly in writing or notify your investment professional.

Your Investment - Transaction Policies
--------------------------------------------------------------------------------

Execution of Requests: Each Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next net asset value to be calculated after your request is received by U.S. Bancorp Fund Services, LLC.

Telephone Requests: For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, U.S. Bancorp Fund Services, LLC will take measures to verify the identity of the caller. If appropriate measures are taken, U.S. Bancorp Fund Services, LLC is not responsible for any losses that may occur to any account due to an unauthorized telephone call. At times of peak activity, it may be difficult to place requests by telephone.


Exchange Privileges: You may exchange shares in any COUNTRY Fund for like shares of any other COUNTRY Fund without paying an additional sales charge (e.g., Class A shares for Class A shares). Class A shareholders only may exchange shares between any COUNTRY Fund or selected First American Fund for Class A shares of any other COUNTRY Fund or selected First American Fund. In all cases, shareholders will be required to pay a sales charge only once. There is a $5 fee for all exchanges. If the exchange is made by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged. A Fund may change or cancel exchange policies at any time. You may realize a capital gain or loss for federal income tax purposes when shares are exchanged. The Funds have the right to limit exchanges to four times per year.

Accounts with Low Balances: Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either deduct a $50 annual account maintenance fee or close your account and send you the proceeds, less any applicable contingent deferred sales charge. Before taking any action, however, the Fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

Integrated Voice Response System: You may obtain access to account information by calling COUNTRY Funds at (800) 245-2100. The System provides share price and price change for all the Funds and gives account balances and history and allows sales or exchanges of shares.


Internet Access: You may obtain access to account information by logging on to the website, www.countryinvestment.com. The system provides share price and price change for all the Funds and gives account balances and history and allows sales or exchanges of shares.

Description of Classes
--------------------------------------------------------------------------------
Class A Shares

Class A shares are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.
Class A shares are also subject to Rule 12b-1 fees of up to 0.25% of average daily net assets which are assessed against the shares of the Fund.

If you purchase Class A shares of a Fund you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:


Growth and Balanced
------------------------- -------------------  ------------------------------
                            Sales Charge as      Sales Charge as % of
Amount of Transaction     % of Offering Price    Net Amount Invested
Up To $49,999                      5.50%                5.82%

$50,000-$99,999                    4.50%                4.71%

$100,000-$249,999                  3.50%                3.63%

$250,000-$499,999                  2.50%                2.56%

$500,000 - $999,999                2.00%                2.04%

$1,000,000 & Above                    0%                   0%

------------------------- -------------------  -------------------------
Tax Exempt Bond and Bond
------------------------- -------------------  -------------------------
                            Sales Charge as      Sales Charge as % of
Amount of Transaction     % of Offering Price    Net Amount Invested

Up To $49,999                      4.25%                4.44%

$50,000-$99,999                    4.00%                4.17%

$100,000-$249,999                  3.50%                3.63%

$250,000-$499,999                  2.50%                2.56%

$500,000 -$999,999                 2.00%                2.04%

$1,000,000 & Above                    0%                   0%
------------------------- -------------------  -------------------------
Short-Term Bond
------------------------- -------------------  -------------------------
                            Sales Charge as      Sales Charge as % of
Amount of Transaction     % of Offering Price    Net Amount Invested


Up To $49,999                      2.50%                2.56%

$50,000-$99,999                    2.00%                2.04%

$100,000-$249,999                  1.50%                1.52%

$250,000-$499,999                  1.00%                1.01%

$500,000 -$999,999                 0.75%                0.76%

$1,000,000 & Above                    0%                   0%
------------------------- -------------------  -------------------------


If properly notified each Fund will combine purchases made by an investor, the investor's spouse and the investor's children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.


For each Fund, the sales charge discount will be determined by adding (i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other COUNTRY Fund and/or Class A shares of a selected First American Fund that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the Fund, or any other COUNTRY Fund, or selected First American Fund that you already own. In order for an investor to receive the sales charge reduction on Class A shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares of any COUNTRY Fund and/or selected First American Fund, over the next 13 months, the sales charge may be reduced by signing a non-binding letter of intent to that effect (If you do not fulfill the letter of intent, you must pay the applicable sales charge). In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

For Investment of Over $1 Million: There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The Funds' distributor receives and CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchases or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) or a shareholder.
o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 701/2.
o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of you account on the preceding December 31.
o    redemptions required as a result of over contribution to an IRA plan.


--------------------------------------------------------------------------------
Class Y Shares

Class Y shares are institutional shares that do not require that you pay a sales charge. However, Class Y shares of any COUNTRY Fund are subject to Rule 12b-1 fees of up to 0.25% of average daily net assets which are assessed against the shares of the Fund. If you purchase Class Y shares of a Fund you will pay the net asset value next determined after your order is received.

Class Y shares are open for investment to:

1. Shareholders of any COUNTRY Fund on or before March 1, 2002, who have continuously owned shares of any COUNTRY Fund since that date. Shareholders will be deemed to have "continuously owned shares" if they exchange Class Y shares of another COUNTRY Fund series or reinvest the proceeds of a redemption from Class Y shares of another COUNTRY Fund series within 60 days of redemption. Former shareholders of the COUNTRY Money Market Fund may satisfy these requirements by a continuous investment in the First American Prime Obligations Fund.

2. Full-time employees, agents, retirees and directors (trustees), and their spouses, of the Illinois Agricultural Association(R), the COUNTRY(SM) Insurance & Financial Services group and their affiliated companies, provided such persons purchase funds through a payroll deduction program, commission deduction program, other employer sponsored program or automatic payment from an account at IAA Credit Union; and full-time employees of other companies, provided such persons purchase funds through a payroll deduction program between their employer and the COUNTRY Funds.

3. Shareholders through managed accounts of COUNTRY Trust Bank, such as trust accounts, CoMPAS accounts, employer sponsored benefit plans (qualified or non-qualified, including 401(k), profit sharing and Keogh plans) and through unlimited self-directed IRA accounts of COUNTRY Trust Bank. Specifically excluded are shareholders of non-managed accounts of COUNTRY Trust Bank (including custodial accounts, limited self-directed IRAs, SIMPLE plans, SEPs and other self-directed accounts except unlimited self-directed IRAs).

4.   Shareholders   through  other  accounts  of  COUNTRY  Trust  Bank,  at  its discretion.

5. The Illinois Agricultural Association and its affiliates and all Illinois county Farm Bureaus(R).

6. Institutional investors including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors, broker-dealers and financial advisors acting for their own accounts or for the accounts of their clients except for self-directed IRAs for which U.S. Bank, National Association, acts as custodian.

--------------------------------------------------------------------------------
Distribution Arrangements

Class A shares are subject to a front-end sales charge. Class Y shares have no sales charges to invest in the Funds, either up-front or deferred. The Funds have adopted a plan under rule 12b-1. This plan allows each Fund to pay distribution fees for the sale and distribution of its shares. For instance, fees are paid to persons who sell the Funds' shares. From time to time, additional cash compensation may be paid to persons affiliated with COUNTRY Capital Management Company, a registered broker-dealer affiliated with COUNTRY Trust Bank, who reach certain sales goals. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount which each Fund may pay for rule 12b-1 plan expenses, on an annual basis, is 0.25% of average net assets. Quasar Distributors, LLC currently serves as the distributor for the Funds on a best efforts basis.

Distributions and Taxes
--------------------------------------------------------------------------------

Dividend Reinvestment: You may have your distributions reinvested in the Fund, another COUNTRY Fund, a selected First American Fund or mailed out by check. If you do not give the Fund instructions, your distributions will automatically be reinvested in the particular Fund. There are no fees or sales charges on reinvestments. You may not have distributions mailed out by check if you participate in the Systematic Withdrawal Plan or any Retirement Plans.


Timing of Distributions: The Funds generally distribute dividends from their net investment income and net capital gains, if any. The Growth Fund typically pays income dividends semi-annually. The Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and the Bond Fund typically pay monthly dividends.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in Fund shares at the current NAV.

Taxes: As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund in the past has done and intends to do in the future, it pays no federal income tax on the earnings it distributes to shareholders. Dividends and distributions you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. For federal income tax purposes, distributions of net investment income occurring in 2003 are taxable as ordinary income to the recipient shareholders. Qualifying distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund's shares. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders. The tax status of the distributions for each calendar year will be detailed in your annual tax statement from each Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences. An exchange of shares of a Fund for shares of another Fund is a sale of Fund shares for tax purposes.

Tax Exempt Bond Fund: The Fund intends to pay federally tax-exempt interest dividends to its shareholders. You may be subject to state and local taxes on distributions of federally tax-exempt income from the Fund. However, some distributions may also be taxed for federal income tax purposes (including all capital gains distributions). You will be notified regarding the designation of distributions. Information regarding the tax-exempt status of any distributions will be mailed annually. The percentage of the monthly dividend which is tax-exempt may vary from distribution to distribution. You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Bond Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Backup Withholding: By law, the Funds must withhold a percentage of your distributions and proceeds if you have not provided complete, correct taxpayer information.


Account   Statements:   You  will  receive  an  account  statement  after  every
transaction that affects your account balance, after any change of name or address of the registered owner, and in all other cases, quarterly.

Other Securities and Risks
--------------------------------------------------------------------------------

Each Fund's portfolio securities and investment practices offer certain opportunities and carry various risks. Major investments and risk factors are outlined in the front of the prospectus. Below are brief descriptions of other securities and practices, along with their associated risks. These risks are not considered principal risks for the Funds, except foreign securities in the case of the Growth Fund, the Balanced Fund, the Short-Term Bond Fund, and the Bond Fund, and any mortgage-related securities in the case of the Balanced Fund, the Short-Term Bond Fund and the Bond Fund. Any of the Funds may engage in these practices, except as otherwise described in this Prospectus and the Statement of Additional Information.

Defensive Investing: The Funds may, from time to time, take temporary defensive positions that are inconsistent with each Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position it may not achieve its investment goals.

Foreign Securities: Foreign securities present risks beyond those of U.S. securities. They are generally more volatile and less liquid than their U.S. counterparts. Moreover, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses. These risks are usually higher for investments in less developed markets.

When-Issued Securities: The Funds may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Repurchase Agreements: The Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Funds could lose money.

Securities of Other Investment Companies: The Funds may acquire securities of other investment companies (including unit investment trusts) on the open market if (1) the Fund would not own more than 3% of the total outstanding voting stock of such investment company; (2) such investment represents not more than 5% of the value of the Fund's assets; or (3) such investment plus investments in all other investment companies represents not more than 10% of the value of the Fund's assets.

Zero Coupons: A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Fund to liquidate portfolio securities at a disadvantageous time.


Asset-Backed Securities: Asset-backed securities represent interests in pools of debt (other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.


Mortgage-Related Securities: These securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the money at a lower rate. The price or yield of mortgage-related securities may fall if they are redeemed later than expected.

Non-Insured: An investment in the Funds is not a deposit of COUNTRY Trust Bank, the advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.

Financial Highlights
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the Funds' financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund(s) would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP for the year ended June 30, 2003, whose report, along with the Funds' financial statements, are included in the Funds' annual report which is available upon request. The figures provided for the years ended June 30, 2002 and earlier were audited by other independent auditors.


Country Growth Fund

-----------------------------------------------------------------------------------------------------------------------
                                                                     Years ended June 30,
-----------------------------------------------------------------------------------------------------------------------
                                            2003            2002             2001            2000             1999
                                       --------------------------------------------------------------------------------
Class Y Shares
Net asset value, beginning of year           $19.48          $22.58           $27.41          $27.24           $23.04
                                       --------------- ---------------  --------------- ---------------  --------------
    Income from investment operations:
    Net investment income                      0.14            0.12             0.14            0.12             0.15
    Net realized and unrealized gains
         (losses)                             (0.26)          (3.06)           (1.08)           2.46             5.50
                                       --------------- ---------------  --------------- ---------------  --------------
       Total from investment
       operations                             (0.12)          (2.94)           (0.94)           2.58             5.65
                                       --------------- ---------------  --------------- ---------------  --------------
     Less Distributions:
            Dividends from net
            investment income                 (0.12)          (0.13)           (0.15)          (0.16)           (0.15)
            Distributions from
            capital gains                     --              (0.03)           (3.74)          (2.25)           (1.30)
                                       --------------- ---------------  --------------- ---------------  --------------
               Total distributions            (0.12)          (0.16)           (3.89)          (2.41)           (1.45)
                                       --------------- ---------------  --------------- ---------------  --------------
Net asset value, end of year                 $19.24          $19.48           $22.58          $27.41           $27.24
                                       =============== ===============  =============== ===============  ==============
Total investment return                       -0.58%         -13.10%           -3.87%          10.29%           26.10%
Ratios/Supplemental Data:
    Net assets, end of period              $150,560        $157,630         $180,856        $194,505         $182,070
    (in 000's)
    Ratio of expenses to average
    net assets:
       Before expense waiver                   1.16%           1.06%            1.12%           1.16%            1.08%
       After expense waiver                    1.14%           1.04%            1.10%           1.13%            1.04%
    Ratio of net investment
    income to average net assets
       Before expense waiver                   0.78%           0.54%            0.53%           0.41%            0.55%
       After expense waiver                    0.80%           0.56%            0.55%           0.44%            0.59%
    Portfolio turnover rate (1)                9.94%          17.24%           22.23%          30.82%           31.88%
(1)  Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued



Country Growth Fund
------------------------------------------------------------------------------------------
                                                                         March 1, 2002(1)
                                                        Year ended           through
                                                      June 30, 2003       June 30, 2002
                                                    -------------------  -----------------

Class A Shares
Net asset value, beginning of period                          $19.47             $21.59
                                                    -------------------  -----------------
     Income from investment operations:
      Net investment income                                     0.14(3)            0.01
      Net realized and unrealized losses                       (0.23)             (2.13)
          Total from investment operations                     (0.09)             (2.12)
                                                    -------------------  -----------------
     Less distributions:
      Dividends from net investment income                     (0.12)             --
      Distributions from capital gains                         --                 --
                                                    -------------------  -----------------
          Total distributions                                  (0.12)             --
                                                    -------------------  -----------------
Net asset value, end of period                                $19.26             $19.47
                                                    ===================  =================
Total investment return                                        -0.42%             -9.82%

Ratios/Supplemental data
      Net assets, end of period (000's)                    $2,375               $819
      Ratio of expenses to average net assets
          Before expense waiver                                 1.16%              1.06%*
          After expense waiver                                  1.14%              1.04%*
      Ratio of net investment income to average
      net assets
          Before expense waiver                                 0.78%              0.54%*
          After expense waiver                                  0.80%              0.56%*

      Portfolio turnover rate (2)                               9.94%             17.24%

(1)  Class A inception date
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued
(3) Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout the period.
*    Annualized

Country Balanced Fund
-----------------------------------------------------------------------------------------------------------
                                                                   Years ended June 30,
-----------------------------------------------------------------------------------------------------------
                                               2003         2002        2001(1)      2000(1)      1999(1)
                                            ---------------------------------------------------------------

Class Y Shares
Net asset value, beginning of year             $13.50       $15.00        $16.95       $17.12       $15.20
                                            ----------- ------------  ------------ ------------  ----------
    Income from investment operations:
    Net investment income                       0.24         0.25          0.31         0.36         0.37
    Net realized and unrealized gains
         (losses)                               0.28        (1.47)        (0.49)        0.96         2.04
                                            ----------- ------------  ------------ ------------  ----------
       Total from investment                    0.52        (1.22)        (0.18)        1.32         2.41
       operations
                                            ----------- ------------  ------------ ------------  ----------
     Less Distributions:
            Dividends from net investment
            income                             (0.25)       (0.24)        (0.31)       (0.36)       (0.37)
            Distributions from capital gains   --           (0.04)        (1.46)       (1.13)       (0.12)
                                            ----------- ------------  ------------ ------------  ----------
               Total distributions             (0.25)       (0.28)        (1.77)       (1.49)       (0.49)
                                            ----------- ------------  ------------ ------------  ----------
Net asset value, end of year                  $13.77       $13.50        $15.00       $16.95       $17.12
                                            =========== ============  ============ ============  ==========
Total investment return                         3.98%       -8.23%        -1.24%        8.14%       16.22%

Ratios/Supplemental Data:
    Net assets, end of period (in           $19,128         $19,596       $19,929      $24,743      $23,285
    000's)
    Ratio of expenses to average
    net assets:
       Before expense waiver                    1.47%        1.41%         1.34%        1.26%        1.22%
       After expense waiver                     1.45%        1.39%         1.32%        1.23%        1.16%
    Ratio of net investment income to
    average net assets
       Before expense waiver                    1.85%        1.72%         1.89%        2.13%        2.30%
       After expense waiver                     1.87%        1.74%         1.91%        2.16%        2.36%
    Portfolio turnover rate (2)                19.91%       16.75%        19.78%       25.85%       33.91%

(1)  Prior to October  31,  2001,  the  COUNTRY  Balanced  Fund was known as the
     COUNTRY Asset Allocation Fund.
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


Country Balanced Fund

--------------------------------------------------------------------------------------------------
                                                                                 March 1, 2002(1)
                                                               Year ended            through
                                                             June 30, 2003        June 30, 2002
                                                           -------------------   -----------------

Class A Shares
Net asset value, beginning of period                                  $13.54             $14.59
                                                           -------------------   -----------------
     Income from investment operations:

      Net investment income                                             0.25               0.05
      Net realized and unrealized gains (losses)                        0.27              (1.05)

          Total from investment operations                              0.52              (1.00)
                                                           -------------------   -----------------
     Less distributions:
      Dividends from net investment income                             (0.25)             (0.05)
      Distributions from capital gains                                 --                 --
                                                           -------------------   -----------------
          Total distributions                                          (0.25)             (0.05)
                                                           -------------------   -----------------
Net asset value, end of period                                        $13.81             $13.54
                                                           ===================   =================
Total investment return                                                 3.97%             -6.84%


Ratios/Supplemental data
      Net assets, end of period (000's)                            $1,006               $310
      Ratio of expenses to average net assets
          Before expense waiver                                         1.47%              1.41%*
          After expense waiver                                          1.45%              1.39%*
      Ratio of net investment income to average net assets
          Before expense waiver                                         1.85%              1.72%*
          After expense waiver                                          1.87%              1.74%*
      Portfolio turnover rate (2)                                      19.91%             16.75%*
(1)  Class A inception date
(2)  Calculated  on the  basis  of the  Fund as a whole  without  distinguishing between the classes of shares issued
*    Annualized.



Country Tax Exempt Bond Fund

-----------------------------------------------------------------------------------------------------
                                                                 Years ended June 30,
-----------------------------------------------------------------------------------------------------
                                        2003            2002         2001        2000         1999
                                       --------------------------------------------------------------

Class Y Shares
Net asset value, beginning of year         $8.87        $8.74        $8.53       $8.65        $8.95
                                       ----------- ------------  ----------- -----------  -----------
    Income from investment operations:
    Net investment income                  0.23          0.30         0.37        0.36         0.36
    Net realized and unrealized gains
         (losses)                          0.30          0.18         0.28       (0.09)       (0.16)
                                       ----------- ------------  ----------- -----------  -----------
       Total from investment               0.53          0.48         0.65        0.27         0.20
       operations
                                       ----------- ------------  ----------- -----------  -----------
     Less Distributions:
            Dividends from net
            investment income             (0.23)        (0.30)       (0.37)      (0.36)       (0.36)
            Distributions from capital
            gains                         (0.10)        (0.05)       (0.07)      (0.03)       (0.14)
                                       ----------- ------------  ----------- -----------  -----------
               Total distributions        (0.33)        (0.35)       (0.44)      (0.39)       (0.50)
                                       ----------- ------------  ----------- -----------  -----------
Net asset value, end of year              $9.07         $8.87        $8.74       $8.53        $8.65
                                       =========== ============  =========== ===========  ===========
Total investment return                    6.07%         5.54%        7.73%       3.16%        2.14%

Ratios/Supplemental Data:
    Net assets, end of period (in
    000's)                              $15,096         $14,986      $15,998     $15,678      $17,507
    Ratio of expenses to average
    net assets:
       Before expense waiver               1.63%         1.26%        1.26%       1.17%        1.07%
       After expense waiver                1.61%         1.23%        0.85%       1.08%        1.00%
    Ratio of net investment
    income to average net assets
       Before expense waiver               2.50%         3.31%        3.81%       4.05%        3.83%
       After expense waiver                2.52%         3.34%        4.22%       4.14%        3.90%
    Portfolio turnover rate (1)           12.65%        43.39%       35.37%      16.76%       39.85%

(1) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued


Country Tax Exempt Bond Fund

----------------------------------------------------------------------------------------
                                                                       March 1, 2002(1)
                                                     Year ended            through
                                                   June 30, 2003        June 30, 2002
                                                 -------------------   ------------------

Class A Shares
Net asset value, beginning of period                         $8.90                 $8.83
                                                 -------------------   ------------------
     Income from investment operations:
      Net investment income                                   0.23                  0.07
      Net realized and unrealized gains                       0.30                  0.07
                                                 -------------------   ------------------
          Total from investment operations                    0.53                  0.14
                                                 -------------------   ------------------
     Less distributions:
      Dividends from net investment income                   (0.23)                (0.07)
      Distributions from capital gains                       (0.10)                --
                                                 -------------------   ------------------
          Total distributions                                (0.33)                (0.07)
                                                 -------------------   ------------------
Net asset value, end of period                               $9.10                 $8.90
                                                 ===================   ==================

Total investment return                                       6.05%                 1.61%

Ratios/Supplemental data
      Net assets, end of period (000's)                     $98                   $11
      Ratio of expenses to average net assets
          Before expense waiver                               1.63%                 1.26%*
          After expense waiver                                1.61%                 1.23%*
      Ratio of net investment income to
      average net assets
          Before expense waiver                               2.50%                 3.31%*
          After expense waiver                                2.52%                 3.34%*
      Portfolio turnover rate (2)                            12.65%                43.39%*

(1)  Class A inception date.
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
*    Annualized.

Country Short-Term Bond Fund

------------------------------------------------------------------------------------------------------
                                                                  Years ended June 30,
------------------------------------------------------------------------------------------------------
                                           2003        2002         2001(1)     2000(1)       1999(1)
                                       ---------------------------------------------------------------
Class Y Shares
Net asset value, beginning of year        $10.37       $10.18        $9.91       $9.99       $10.11
                                       ------------ -----------  ----------  -----------  ------------
    Income from investment operations:
    Net investment income                   0.32         0.42         0.52        0.51         0.51
    Net realized and unrealized gains
         (losses)                           0.13         0.21         0.27       (0.08)       (0.09)
                                       ------------ -----------  ----------  -----------  ------------
       Total from investment                0.45         0.63         0.79        0.43         0.42
       operations
                                       ------------ -----------  ----------  -----------  ------------
    Less Distributions:
       Dividends from net investment
       income                              (0.32)       (0.42)       (0.52)      (0.51)       (0.51)
       Distributions from capital gains    (0.08)       (0.02)       --          --           (0.03)
                                       ------------ -----------  ----------  -----------  ------------
          Total distributions              (0.40)       (0.44)       (0.52)      (0.51)       (0.54)
                                       ------------ -----------  ----------  -----------  ------------
Net asset value, end of year              $10.42       $10.37       $10.18       $9.91        $9.99
                                       ============ ===========  ==========  ===========  ============
                                            4.42%        6.37%        8.13%       4.43%        4.27%
Total investment return
Ratios/Supplemental Data:
    Net assets, end of period (in
    000's)                                $40,345        $33,410      $28,254     $26,988    $29,738
    Ratio of expenses to average
    net assets:
       Before expense waiver                0.96%        0.89%        0.99%       0.90%        0.90%
       After expense waiver                 0.85%        0.84%        0.85%       0.84%        0.83%
    Ratio of net investment income to
    average net assets
       Before expense waiver                3.00%        4.04%        4.97%       5.06%        4.93%
       After expense waiver                 3.11%        4.09%        5.11%       5.12%        5.00%

    Portfolio turnover rate (2)            46.94%       74.60%       14.09%       7.95%       29.24%

(1) Prior to October 31, 2001, the COUNTRY Short-Term Bond Fund was known as the COUNTRY Short-Term Government Bond Fund.
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Country Short-Term Bond Fund
---------------------------------------------------------------------------------------------------
                                                                                March 1, 2002(1)
                                                             Year ended              through
                                                           June 30, 2003          June 30, 2002
                                                         -------------------   --------------------

Class A Shares
Net asset value, beginning of period                            $10.42                $10.31
                                                         -------------------   --------------------
     Income from investment operations:
      Net investment income                                       0.32                  0.06
      Net realized and unrealized gains                           0.14                  0.11
                                                         -------------------   --------------------
          Total from investment operations                        0.46                  0.17
                                                         -------------------   --------------------
     Less distributions:
      Dividends from net investment income                       (0.32)                (0.06)
      Distributions from capital gains                           (0.08)                --
                                                         -------------------   --------------------
          Total distributions                                    (0.40)                (0.06)
                                                         -------------------   --------------------
Net asset value, end of period                                  $10.48                $10.42
                                                         ===================   ====================
                                                                  4.50%                 1.64%
Total investment return

Ratios/Supplemental data
      Net assets, end of period (000's)                        $920                  $113
      Ratio of expenses to average net assets
          Before expense waiver                                   0.96%                 0.89%*
          After expense waiver                                    0.85%                 0.84%*
      Ratio of net investment income to average
      net assets
          Before expense waiver                                   3.00%                 4.04%*
          After expense waiver                                    3.11%                 4.09%*
          Portfolio turnover rate (2)                            46.94%                74.60%

(1)  Class A inception date.
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
*    Annualized.


Country Bond Fund

----------------------------------------------------------------------------------------------------------------
                                                                    Years ended June 30,
----------------------------------------------------------------------------------------------------------------
                                               2003           2002        2001(1)       2000(1)        1999(1)
                                           ---------------------------------------------------------------------

Class Y Shares
Net asset value, beginning of year             $10.46         $10.28        $9.75         $10.01         $10.48
                                           -----------  -------------  -----------  -------------  -------------
    Income from investment operations:
    Net investment income                       0.45          0.52          0.57          0.56           0.56
    Net realized and unrealized gains
         (losses)                               0.53          0.30          0.53         (0.16)         (0.21)
                                           -----------  -------------  -----------  -------------  -------------
       Total from investment                    0.98          0.82          1.10          0.40           0.35
       operations
                                           -----------  -------------  -----------  -------------  -------------
 Less Distributions:
    Dividends from net investment
    income                                     (0.45)        (0.52)        (0.57)        (0.56)         (0.56)
    Distributions from capital gains           (0.01)        (0.12)        --            (0.10)         (0.26)
                                           -----------  -------------  -----------  -------------  -------------
       Total distributions                     (0.46)        (0.64)        (0.57)        (0.66)         (0.82)
                                           -----------  -------------  -----------  -------------  -------------
Net asset value, end of year                  $10.98        $10.46        $10.28         $9.75         $10.01
                                           ===========  =============  ===========  =============  =============
                                                9.59%         8.15%        11.49%         4.21%          3.29%
Total investment return
Ratios/Supplemental Data:
    Net assets, end of period (in          $47,784       $47,149       $43,909       $40,000        $40,734
    000's)
    Ratio of expenses to average
    net assets:
       Before expense waiver                    1.12%         1.11%         1.17%         1.10%          1.09%
       After expense waiver                     0.85%         0.85%         0.85%         0.85%          0.85%
    Ratio of net investment income to
    average net assets
       Before expense waiver                    3.88%         4.67%         5.29%         5.46%          5.08%
       After expense waiver                     4.15%         4.93%         5.61%         5.71%          5.32%

    Portfolio turnover rate (2)                74.73%        37.75%        49.90%        42.62%         29.19%

(1)  Prior to October 31,  2001,  the COUNTRY Bond Fund was known as the COUNTRY
     Long-Term Bond Fund.
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




Country Bond Fund
----------------------------------------------------------------------------------------------------------------
                                                                                             March 1, 2002 (1)
                                                                          Year ended              through
                                                                        June 30, 2003          June 30, 2002
                                                                      -------------------   --------------------

Class A Shares
Net asset value, beginning of period                                             $10.54                $10.38
                                                                      -------------------   --------------------
     Income from investment operations:
      Net investment income                                                        0.45                  0.08
      Net realized and unrealized gains                                            0.52                  0.16
                                                                      -------------------   --------------------
          Total from investment operations                                         0.97                  0.24
                                                                      -------------------   --------------------
     Less distributions:
      Dividends from net investment income                                        (0.45)                (0.08)
      Distributions from capital gains                                            (0.01)                --
                                                                      -------------------   --------------------
          Total distributions                                                     (0.46)                (0.08)
                                                                      -------------------   --------------------
Net asset value, end of period                                                   $11.05                $10.54
                                                                      ===================   ====================
                                                                                   9.42%                 2.30%
Total investment return

Ratios/Supplemental data
      Net assets, end of period (000's)                                       $1,137                  $141
      Ratio of expenses to average net assets
          Before expense waiver                                                    1.12%                 1.11%*
          After expense waiver                                                     0.85%                 0.85%*
      Ratio of net investment income to average net assets
          Before expense waiver                                                    3.88%                 4.67%*
          After expense waiver                                                     4.15%                 4.93%*
      Portfolio turnover rate (2)                                                 74.73%                37.75%
(1)  Class A inception date.
(2)  Calculated  on the  basis  of the  Fund as a whole  without  distinguishing between the classes of shares issued.
*    Annualized.


---------------------------------------------------------------------------------------------------------------



Additional Information
Annual/Semi-Annual Report to Shareholders:

Additional information about each Fund's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current annual/semi-annual report or SAI, please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-10475.


investment and retirement solutions

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475


F30-117-03
(C) 2003 CC Services, Inc.



                       STATEMENT OF ADDITIONAL INFORMATION



                                October 28, 2003






                               COUNTRY Growth Fund
                              COUNTRY Balanced Fund
                          COUNTRY Tax Exempt Bond Fund
                          COUNTRY Short-Term Bond Fund
                                COUNTRY Bond Fund



1705 N. Towanda Ave.
Bloomington, IL  61702
(309) 821-4600









This Statement of Additional Information is not a prospectus and is intended only to provide additional information regarding the activities and operations of the Funds. It should be read in conjunction with the funds' Prospectus dated October 28, 2003, and is incorporated by reference in its entirety into the Prospectus. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus. The Statement of Additional Information may be obtained without charge from COUNTRY Trust Bank, 1705 N. Towanda Ave., Bloomington, IL 61702, or by contacting the funds' principal underwriter, Quasar Distributors, Inc., 615 E. Michigan Street, Milwaukee, WI 53202, (800-245-2100). The funds' most recent Annual Report and Semi-Annual Report to Shareholders are separate documents that are incorporated by reference in this Statement of Additional Information.






                                    CONTENTS


                                                                            PAGE
HISTORY OF THE FUNDS...........................................................3

DESCRIPTION OF INVESTMENTS AND RISKS...........................................4

INVESTMENT RESTRICTIONS........................................................8

PORTFOLIO TURNOVER............................................................10

MANAGEMENT OF THE FUNDS.......................................................10

CODES OF ETHICS...............................................................22

PROXY VOTING AND PRINCIPAL HOLDERS OF SECURITIES..............................22

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................23

INVESTMENT ADVISORY AND OTHER SERVICES........................................24

OTHER SERVICE PROVIDERS.......................................................26

BROKERAGE.....................................................................28

CAPITAL STOCK.................................................................30

PURCHASES, REDEMPTIONS, AND PRICING OF SHARES.................................31

TAXATION OF THE FUNDS.........................................................35

UNDERWRITER COMPENSATION......................................................35

CALCULATION OF PERFORMANCE DATA...............................................36

FINANCIAL STATEMENTS..........................................................42

APPENDIX "A" -- DESCRIPTIONS OF SECURITIES RATINGS............................43





History of the Funds
--------------------------------------------------------------------------------

This Statement of Additional Information pertains to COUNTRY Mutual Funds Trust, a Delaware trust incorporated August 13, 2001. Effective October 31, 2001, COUNTRY Mutual Funds Trust became the successor in interest to four Maryland corporations, COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc. and COUNTRY Taxable Fixed Income Series Fund, Inc. through a reorganization approved by shareholders of each of the funds.



COUNTRY Mutual Funds Trust consists of nine funds (series). Four of the funds are sold to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies. This Statement of Additional Information does not pertain to those funds and does not modify the information provided in relation to those funds. This Statement of Additional Information pertains to the following five separate funds (each a "Fund", and collectively, the "Funds") described herein:


                       COUNTRY Growth Fund ("Growth Fund")
                     COUNTRY Balanced Fund ("Balanced Fund")
              COUNTRY Tax Exempt Bond Fund ("Tax Exempt Bond Fund")
              COUNTRY Short-Term Bond Fund ("Short-Term Bond Fund")
                         COUNTRY Bond Fund ("Bond Fund")

Each of the funds issues Class A shares that are subject to a front-end sales load as described in the prospectus. Each of the funds issues Class Y shares that are not subject to a sales load. Both classes of all funds have a Distribution Plan under Rule 12b-1.

Classification:
The funds are classified as open-end, management investment companies. The funds are diversified, which means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U. S. government or its agencies or instrumentalities).




Description of Investments and Risks
--------------------------------------------------------------------------------


The following paragraphs provide a more detailed description of the investment policies and risks of the funds as described in the prospectus. None of these investment policies are fundamental and may be changed by the Board of Trustees of the Trust ("Board").


Credit Quality:

The following section describes credit quality ratings applicable to various types of investments of the funds. Under normal circumstances, the funds will not purchase investments below these ratings. However, each fund may purchase investments which, although not rated, are considered by management to have investment quality comparable to the applicable minimum rating. In the event a security held by the fund is downgraded below the minimum rating stated below, the investment advisor shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the fund and its shareholders.

Growth Fund: When investing in fixed income securities, the Growth Fund's management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's")(Aaa, Aa, A, or Baa) or Standard & Poor's ("S&P")(AAA, AA, A, or
BBB).

Balanced Fund: The fund may invest in commercial paper rated in the top two grades - "Prime-1" or "Prime-2" by Moody's or "A-1" or "A-2" by S & P; and fixed income securities rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB).


Tax Exempt Bond Fund: The fund's investments in municipal bonds will be those which are rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB) or in non-rated equivalents. Temporary investments made by the fund may consist of: (1) notes issued by or on behalf of municipal issuers backed by the Federal Government;
(2) notes of issuers having, at the time of purchase, an outstanding issue of municipal bonds rated within the four highest grades of Moody's or S & P; (3) municipal notes rated at the time of purchase within the two highest grades assigned by Moody's (MIG-1 and MIG-2); (4) obligations of the U.S. government, its agencies or instrumentalities; (5) bonds, notes and certificates rated within the four highest grades of Moody's or S & P; (6) commercial paper rated within the two highest grades assigned by Moody's (P-1 or P-2) or by S&P (A-1 or A-2); and (7) debt securities (including repurchase agreements) issued or guaranteed by domestic banks having investment quality, in management's opinion, comparable to debt securities of the type described in category(5) above. The portfolio manager may buy non-rated municipal bonds if the advisor judges them to be equivalent to investment-grade. The fund may invest up to 20% of net assets in non-rated bonds, taxable investments or investments subject to alternative minimum tax.


Bond Fund and Short-Term Bond Fund: At least 80% of the fund's assets will consist of obligations of corporations or other entities which, at the time of purchase by the fund are rated at least "A-" by S&P or "A3" by Moody's, and of securities issued or guaranteed as to principal and interest by the U.S.
government or its agencies or instrumentalities. Up to 20% of the fund's net assets may consist of commercial paper of U.S. issuers rated "A-1" or "A-2" by S&P or "P-1" or "P-2" by Moody's, certificates of deposit, time deposits and bankers' acceptances, and bonds which are rated in any category lower than "A-" by S&P and "A3" by Moody's. When deemed necessary for temporary defensive purposes, the fund's investment in commercial paper, certificates of deposit, time deposits and bankers' acceptances may exceed 20% of its net assets, although the fund currently does not intend to invest more than 5% of its assets in any one of these types of instruments. Commercial paper and certificates of deposit could be over 5%. Under no circumstances will the fund invest more than 20% of its net assets in corporate bonds which are rated lower than "A-" by S&P and "A3" by Moody's or are unrated. Obligations rated "BBB" by S&P and "Baa" by Moody's are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well.

Description of Investments:
Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the funds. Unless otherwise indicated, all percentage limitations governing the investments of the funds apply only at the time of transaction. Under normal circumstances, only the funds indicated will invest in each type of security.

Fixed-Income Securities:
All Funds may invest in fixed-income securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Foreign Securities:
Since the Growth Fund, the Short-Term Bond Fund, the Bond Fund (up to 10%) and the Balanced Fund may invest in securities of foreign issuers, these funds may be subject to investment risks that are greater in some respects than those incurred by a portfolio which invests only in securities of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities.

Forward Commitments and When-Issued Securities:

The Bond Fund, Short-Term Bond Fund, Tax Exempt Bond Fund, and Balanced Fund may purchase securities on a forward commitment or when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the commitment to purchase. The funds will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the fund may sell these securities before the settlement date if it is deemed advisable. The funds will not accrue income in respect of a forward commitment or when-issued security prior to its stated delivery date.

Securities purchased on a forward commitment or when-issued basis and the debt securities in general, are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the publics perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the fund, consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities at least equal at all times to the amount of the forward commitment or when-issued securities, will be established and maintained at the fund's custodian bank. Purchasing securities on a forward commitment or when-issued basis when the fund is fully or almost fully invested may result in greater potential fluctuation in the value of the fund's net assets and its net asset value per share.


Government Securities:
All Funds may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities which includes U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law. The fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

Mortgage-Related Securities:

The Short-Term Bond Fund, Bond Fund and Balanced Fund may invest in mortgage-related securities which are collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Government National Mortgage Association and government-related organizations such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. Mortgage-related securities are a form of derivative securities. The mortgage-related securities in which the fund may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain mortgage-backed securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgage underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security's return to the fund. Each fund also may invest in collateralized mortgage obligations structures on pools of mortgage pass-through certificates or mortgage loans. The issuers of collateralized mortgage obligations typically do not have assets other than those pledged to secure separately the obligations. Holders of these obligations must rely principally on distributions on the underlying mortgage-related securities and other collateral securing the obligations for payments of principal and interest on the obligations. If the collateral securing the obligations is insufficient to make payments on the obligations, a holder could sustain a loss. Collateralized mortgage obligations will be purchased only if rated in one of the two highest rating categories by an NRSRO such as Moody's or S&P.


Municipal Bonds:

The Tax Exempt Bond Fund, Short-Term Bond Fund, Bond Fund, and Balanced Fund may purchase municipal bonds which are generally debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as: airports, bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide: privately-operated housing facilities, airports, mass transit, industrial port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately-operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds. Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

The two principal classifications of municipal bonds are "general obligation bonds" and "revenue bonds". General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the insurer of such bonds. There are variations in the security of municipal bonds, both within a particular classification and between classifications. A fund's portfolio may consist of any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.


Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue. Additionally, the imposition of the fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Repurchase Agreements:
All Funds may enter into repurchase agreements which are transactions in which the funds purchase a security (usually a U.S. government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a fund to earn a return on cash which is only temporarily available. The fund's risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller's obligation is in effect secured by the value of the underlying security. The funds will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers.

If the seller of a repurchase agreement should default on its obligation to repurchase the securities, a fund may experience delays or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline. A fund also might incur disposition costs in connection with liquidating the securities. While the funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the advisor.

Restricted Securities:
The funds will not make any investment in restricted securities.

Securities of Other Investment Companies:

"The Funds may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), or any rules and/or exemptive orders issued thereunder. To the extent the Funds invest in shares of an investment company, they will bear their pro rata share of the other investment company's expenses, such as investment advisory and distribution fees and operating expenses.


Normal and Temporary Defensive Cash Positions:
All Funds invest a portion of their assets in cash deposits or short-term bank deposits, shares of money market funds and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, or banker's acceptances. During periods of unusual economic or market conditions or for temporary defensive purposes, each fund may increase its investment in cash or related investments.

Zero Coupon Securities:
The Bond Fund, Short-Term Bond Fund and Balanced Fund may invest in zero coupon U.S. Government securities, which are U.S. Government obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The fund also may invest in zero coupon securities issued by corporations and financial institutions and by foreign governments where such securities are denominated in U.S. dollars. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market price of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

Investment Restrictions
--------------------------------------------------------------------------------

Fundamental Investment Restrictions
The following investment restrictions are considered fundamental which means that they may only be changed by the vote of a majority of a fund's outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such fund's outstanding shares.

Restrictions Applicable to All Funds

No Fund will:

o Borrow money or authorize or issue any class of senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

o Underwrite or participate in the underwriting of securities of other issuers, except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or
     (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Funds' ability to invest in securities issued by other registered investment companies.

o Purchase or sell real estate, commodities, or commodity contracts. However, subject to other investment policies and restrictions the Funds may invest in securities of companies that deal in real estate or are engaged in the real estate business. A Fund may hold and sell real estate acquired through default, liquidation or other distribution of an interest in real estate as a result of the Fund's ownership of securities.

o Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

o Purchase securities (except securities issued or guaranteed by the US Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or if it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. The term "issuer" as used by the Tax Exempt Bond Fund will mean any one state municipality, agency, authority, instrumentality or other entity which is directly responsible for the payment of debt service on its outstanding obligations.

o Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States (tax exempt securities only), or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Restrictions

The following restrictions are imposed by the management of the Funds, and may be modified by the Board of Trustees of the Funds without shareholder approval. All restrictions listed in this Statement of Additional Information other than those listed above as fundamental investment restrictions are non-fundamental. In addition to other restrictions previously noted,

Each Fund will not:
-------------------

o    Invest in companies for purposes of exercising control or management.


o Buy from or sell portfolio securities to any of its officers, trustees, employees, advisor or underwriter as principals except as otherwise approved by the Board of Trustees and in accordance with Section 17 of the 1940 Act.


o Purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

o Purchase or retain securities of any company if persons affiliated with such fund or its advisor, as a group, beneficially own more than 1% of the securities of such a company.

o Invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be disposed of in seven (7) days at a price approximately equal to the price at which the Fund is valuing the security.

o Invest in investment companies, except in accordance with the restrictions imposed by the 1940 Act.

The Balanced Fund will not:

o Invest less than 25% of its assets in equities or less than 25% of its assets in fixed income securities.

The Short-Term Bond Fund and Bond Fund will not:

o    Invest less than 80% of their assets in bonds.

The Tax Exempt Bond Fund will not:

o Invest less than 80% its assets in investments the income from which is exempt from federal income tax.

o    Invest less than 80% of its assets in bonds.

Any investment policy or restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and results therefrom.


Portfolio Turnover
--------------------------------------------------------------------------------


The table below indicates each fund's portfolio turnover for the two most recently completed fiscal years and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The funds do not anticipate significant variations in portfolio turnover for the fiscal year end June 30, 2004.

                      Fiscal Year     Fiscal Year
Fund Name            Ended 6/30/02  Ended 6/30/03
----------------------------------------------------------

Growth Fund              17.24%          9.94%
Balanced Fund            16.75%         19.91%
Tax Exempt Bond Fund     43.39%         12.65%
Short-Term Bond Fund     74.60%         46.94%
Bond Fund                37.75%         74.73%

The increase in turnover from 2002 to 2003 for the Bond Fund resulted from market volatility. The turnover rate for 2002 for the Tax Exempt Bond Fund was higher than 2003 due to an effort to shorten the average maturity of the fund, while remaining within the investment objectives outlined in the Prospectus. A portfolio turnover of 100% indicates that the equivalent of all of the fund's assets have been sold and reinvested in a year. The amount of brokerage commissions will tend to increase as the level of portfolio activity increases. High portfolio turnover may result in the realization of substantial net capital gains or losses.



Management of the Funds
--------------------------------------------------------------------------------

Trustees and Officers of the Funds
The operations of each fund are under the direction of a Board of Trustees who have been elected by the shareholders of COUNTRY Mutual Funds Trust(1). The Board establishes each fund's policies and oversees and reviews the management of each fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the funds. To assist the trustees and officers in carrying out their duties and responsibilities, the funds have employed COUNTRY Trust Bank as their investment advisor. The Board reviews the various services provided by the advisor to ensure that each fund's general investment policies and programs are being carried out and administrative services are being provided to the funds in a satisfactory manner.


The trustees and executive officers of the funds and their principal occupations during the past five years are set forth below. Trustees are elected to serve until the next meeting of shareholders or until their successors are elected and qualified. Officers are elected annually by the Trustees to serve for one year or until the next election of officers of the Trust. The table below indicates that the Board of Trustees currently consists of five trustees that are not considered to be "interested persons" (as that term is defined in the 1940 Act) ("Independent Trustees") and three trustees that are considered to be interested persons of the funds. All trustees classified by the funds as "interested trustees" also serve as directors of Illinois Agricultural Association ("IAA"), Illinois Agricultural Holding Co. ("IAHC"), COUNTRY Life Insurance Company ("CLIC"), COUNTRY Mutual Insurance Company ("CMIC") and COUNTRY Trust Bank ("CTB"). IAHC owns 99.9% of the outstanding stock of CLIC. CLIC owns 100% of the outstanding stock of CTB. Ronald R. Warfield serves as Trustee and as President of CLIC, CTB, IAHC and IAA.

Board of Trustees

----------------------------------------------------------------------------------------------------------------
                                        Term of
                                         Office                      Number of
                                          and         Principal    Portfolios in
   Name,                  Position(s)  Length of    Occupation(s)   Fund Complex
 Address,                 Held with       Time     During the Past  Overseen by       Other Directorships
and Age(1)                  Fund         Served        5 Years        Trustee           Held by Trustee
----------------------------------------------------------------------------------------------------------------
Independent Trustees
----------------------------------------------------------------------------------------------------------------
Nancy J. Erickson, 46   Trustee       1995-Present   Farmer.            9        President of McHatton Farm
                                                                                 Management, Inc., 1981 to
                                                                                 date.
----------------------------------------------------------------------------------------------------------------
Ailene Miller, 77       Trustee       1991-Present   Retired.           9        McLean County (Illinois)
                                                                                 Board Member, 1986 to date;

                                                                                 Member of IAA Foundation
                                                                                 Trustee Emeritus, 1988 to
                                                                                 date.
----------------------------------------------------------------------------------------------------------------
Charlot R. Cole, 62     Trustee       1996-Present   Farmer.            9        Property Developer, 1979 to
                                                                                 date;

                                                                                 Member Macoupin-Greene County
                                                                                 Cooperation Extension Council
                                                                                 (formerly Macoupin County
                                                                                 Cooperative Extension
                                                                                 Council), 1992 to date and
                                                                                 President, 1995 to date;

                                                                                 Secretary/Treasurer, Cole
                                                                                 Farms, Inc., 1993 to date.
---------------------------------------------------------------------------------------------------------------
Roger D. Grace, 56      Trustee       2001-Present   Farmer.            9        Director, Illini FS, Inc.,
                                                                                 1990 to date;

                                                                                 Secretary, Illini FS, Inc.,
                                                                                 1997 to date.
---------------------------------------------------------------------------------------------------------------
Robert W. Weldon, 69    Trustee       2003-Present   Retired.           9        Board Member:  Town of Normal
                                                                                 Police Pension Board, 2001 to
                                                                                 date;

                                                                                 Vice President-Finance &
                                                                                 Treasurer:  Illinois
                                                                                 Agricultural Association and
                                                                                 Affiliated Companies, 1974 to
                                                                                 1998(3); Treasurer:

                                                                                 IAA Trust Company (Now COUNTRY
                                                                                 Trust Bank), 1974 to 1998.
---------------------------------------------------------------------------------------------------------------
Interested Trustees(2)
----------------------------------------------------------------------------------------------------------------
Ronald R. Warfield, 60  Trustee &     1994-Present   Farmer.            9        Director and President:
                        President                                                Illinois Agricultural
                                                                                 Association and Affiliated
                                                                                 Companies, 1993 to date(3);

                                                                                 Director and President:
                                                                                 COUNTRY Trust Bank, 1993 to
                                                                                 date;

                                                                                 Director: American Farm
                                                                                 Bureau Federation and certain
                                                                                 of its Affiliated Companies,
                                                                                 1996 to date.
---------------------------------------------------------------------------------------------------------------
Robert L. Phelps, 51    Trustee       2000-Present   Farmer.            9        Director:  Illinois
                                                                                 Agricultural Association and
                                                                                 Affiliated Companies, 1992 to
                                                                                 date;

                                                                                 Director:  COUNTRY Trust
                                                                                 Bank, 1998 to date.
---------------------------------------------------------------------------------------------------------------
David A. Downs, 54      Trustee       2002-Present   Farmer.            9        Director:  Illinois
                                                                                 Agricultural Association and
                                                                                 Affiliated Companies, 1996 to
                                                                                 date;

                                                                                 Director:  COUNTRY Trust
                                                                                 Bank, 2002 to date.
----------------------------------------------------------------------------------------------------------------

(1) Each of the interested Trustees/nominees either serves or served within the past two (2) years as a Director of the Illinois Agricultural Association
     (IAA), Illinois Agricultural Holding Co. (IAHC), COUNTRY Life Insurance Company (CLIC), COUNTRY Mutual Insurance Company (CMIC), and COUNTRY Trust Bank (CTB). IAA owns 98.3% of the outstanding voting securities of IAHC. IAHC owns 99.9% of the outstanding voting securities of CLIC. CLIC owns 100% the outstanding voting securities of CTB. CLIC owns 100% of the outstanding voting securities of CCMC.

(2) The mailing address for all the Funds' Officers and Trustees is in care of the COUNTRY Mutual Funds, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

(3) Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company, and IAA Foundation.

Officers

------------------------------------------------------------------------------------------------------------
                                                                          Principal
                          Position(s)            Term of                Occupation(s)
 Name, Address,            Held with        Office and Length           During the Past
  and Age(1)                  Fund            of Time Served                5 Years
------------------------------------------------------------------------------------------------------------
John D. Blackburn, 55   Vice President        2001-Present    Chief Executive Officer:  COUNTRY Insurance &
                                                              Financial Services(1), 2001 to date; Senior
                                                              Vice President Marketing:  COUNTRY Insurance
                                                              & Financial Services, 1996 to 2001.
------------------------------------------------------------------------------------------------------------
Robert W. Rush, Jr., 58 Vice President        1999-Present    Executive Vice President & Trust Officer:
                                                              COUNTRY Trust Bank, 1999 to date; Chairman,
                                                              President & CEO:  Bank One Illinois, 1972 to
                                                              1999 (including predecessor positions and
                                                              companies).
------------------------------------------------------------------------------------------------------------
Bruce D. Finks, 50      Vice President        1996-Present    Vice President - Investments:  COUNTRY Trust
                                                              Bank, 1995 to date.
------------------------------------------------------------------------------------------------------------
Robert J. McDade, 34    Vice President,       2003-Present    Vice President - Trust Services:  COUNTRY
                        Compliance                            Trust Bank, 4/28/03 to date.  Assistant
                        Officer, Anti-Money                   General Counsel:  Illinois Agricultural
                        Laundering                            Association, Office of the General Counsel,
                        Compliance Officer                    1995-2003 (Attorney:  1995-1998; General
                                                              Attorney:  1998-2002).
-----------------------------------------------------------------------------------------------------------
Phillip T. Nelson, 46   Vice President        2000-Present    Director & Vice President:  Illinois
                                                              Agricultural Association and Affiliated
                                                              Companies, 1999 to date; Vice President:
                                                              COUNTRY Trust Bank, 1999 to date; President -
                                                              LaSalle County Farm Bureau, 1993 to 1999.
                                                              Farmer.
------------------------------------------------------------------------------------------------------------
Paul M. Harmon, 61      General Counsel       1996-Present    General Counsel:  Illinois Agricultural
                                                              Association and Affiliated Companies, 1996 to
                        Secretary             1995-Present    date; Secretary:  Illinois Agricultural
                                                              Association and Affiliated Companies, 1998 to
                                                              date; General Counsel & Secretary, COUNTRY
                                                              Trust Bank, 1996 to date.
------------------------------------------------------------------------------------------------------------
William J. Hanfland, 62 Treasurer             2003-Present    Vice President-Finance & Treasurer:  Illinois
                                                              Agricultural Association and Affiliated
                                                              Companies, June, 2003 to date(3); Treasurer:
                                                              Illinois Agricultural Holding Co. and
                                                              Illinois Agricultural Service Company, June,
                                                              2003 to date; Assistant Treasurer:  Illinois
                                                              Agricultural Association and Affiliated
                                                              Companies, 1981 to 2003.
------------------------------------------------------------------------------------------------------------
Richard F. Day, 63      Controller            1992-Present    Controller, COUNTRY Trust Bank, 1974 to date.
------------------------------------------------------------------------------------------------------------

(1) COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Medical Plans, Inc., COUNTRY Capital Management Company, COUNTRY Trust Bank, CC Services, Inc., and other Affiliated Companies.

Committees

The Funds currently have an Executive Committee, Nominating and Conflicts Committee, and an Audit Committee.

Executive Committee: The Executive Committee is currently comprised of Trustees Warfield, Erickson, and Miller. Under the Bylaws of the Funds, the Executive Committee is empowered to exercise any and all of the powers of the Board in the management of the business and affairs of the Funds. The Executive Committee did not hold any meetings between June 30, 2002 and June 30, 2003.

Nominating and Conflicts Committee: The Nominating and Conflicts Committee is currently comprised of five (5) Independent Trustees: Trustees Cole, Erickson, Grace, Miller, and Weldon. The function of the Nominating and Conflicts Committee is to nominate for election (or appointment) non-interested Trustees of the Funds and to monitor the Funds for conflicts. The Nominating and Conflicts Committee met on July 21, 2003 and nominated Trustees for election by the shareholders.

Audit Committee: The Audit Committee is currently comprised of five (5) Independent Trustees: Trustees Cole, Erickson, Grace, Miller, and Weldon. The functions of the Audit Committee include recommending independent auditors to the Board, monitoring the independent auditors' performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Board. The Audit Committee was formed by the Board of Trustees on October 29, 2001 and met two (2) times between June 30, 2002 and June 30, 2003.

Trustees' Holdings

The following table shows the Trustees' ownership of the Funds' Shares and of any other funds in the family of investments companies overseen by the Trustees:(1)

                Equity Securities Beneficially Owned by Trustees

-----------------------------------------------------------------------------------------------
                                                 Aggregate Dollar Range of Equity Securities
                                                 In All Funds Overseen Or To Be Overseen By
                     Dollar Range of Equity      Director Or Nominee In Family Of Investment
Name of Trustee      Securities In The Funds     Companies
-----------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------

Ronald R. Warfield   Growth:  $10,001-$50,000
                     Balanced:  $10,001-$50,000
                     Tax Exempt:  None                  Over $100,000
                     Short-Term:  $1-$10,000
                     Bond:  $10,001-$50,000
-----------------------------------------------------------------------------------------------
Robert L. Phelps     Growth:  $10,001-$50,000
                     Balanced:  $10,001-$50,000
                     Tax Exempt:  None                  $10,001-$50,000
                     Short-Term:  None
                     Bond:  None
-----------------------------------------------------------------------------------------------
David A. Downs       Growth:  $10,001-$50,000
                     Balanced:  None
                     Tax Exempt:  None                  $10,001-$50,000
                     Short-Term:  $1-$10,000
                     Bond:  $1-$10,000
-----------------------------------------------------------------------------------------------
Non-Interested (Independent) Trustees
-----------------------------------------------------------------------------------------------

Charlot R. Cole     Growth:  $10,001-$50,000
                    Balanced:  $10,001-$50,000
                    Tax Exempt:  $1-$10,000             $10,001-$50,000
                    Short-Term:  $1-$10,000
                    Bond:  $1-$10,000
-----------------------------------------------------------------------------------------------
Nancy J. Erickson   Growth: None
                    Balanced:  None
                    Tax Exempt:  None                   None
                    Short-Term:  None
                    Bond:  None
-----------------------------------------------------------------------------------------------
Ailene Miller       Growth:  None
                    Balanced:  None
                    Tax Exempt:  None                   $50,001-$100,000
                    Short-Term:  None
                    Bond:  $50,001-$100,000
-----------------------------------------------------------------------------------------------
Roger D. Grace      Growth:  $1-$10,000
                    Balanced:  $1-$10,000
                    Tax Exempt:  None                   $1-$10,000
                    Short-Term:  None
                    Bond:  None
-----------------------------------------------------------------------------------------------
Robert Weldon       Growth:  $10,001-$50,000
                    Balanced:  None
                    Tax Exempt:  None                   $10,001-$50,000
                    Short-Term:  None
                    Bond:  None
-----------------------------------------------------------------------------------------------

(1) The dollar ranges of equity securities reflected in the table above are as follows: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; or
     over $100,000.



No trustee who is not an interested person of the Fund or immediate family member has, during the two most recently completed calendar years had:

o any securities interest in the principal underwriter or investment adviser of the Funds or their affiliates (other than the Funds); or

o any material interest, direct or indirect in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or

o any trustee or indirect relationship, in which the amount involved exceeds $60,000 including payments for property or services to/from provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

o any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

     i.   the Funds;
     ii.  An officer of the Funds;
     iii. An investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of the Funds; (iv) An officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of the Funds; (v) An investment adviser or principal underwriter of the Funds; (vi) An officer of an investment adviser or principal underwriter of the Funds; (vii) A person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds; or (viii) An officer of a person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds;


     (Excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.)

o No officer of the investment adviser or principal underwriter of the Funds, or officers of persons directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds has served during the two most recently completed calendar years, on the Board of trustees of a company where a trustee of the Funds who are not an interested person of the Funds or immediate family member of the trustee, was during the two most recently completed calendar years an officer.



Independent Trustee Ownership of Securities

The table below provides information regarding the ownership by each Independent Trustee and his or her immediate family members) of securities of the Investment Advisor or the Distributor, and the ownership of securities an entity controlling, controlled by or under in common control with the Investor Advisor or the Distributor (not including registered investment companies), as of December 31, 2002.

--------------------------------------------------------------------------------
               Name of Owners and
Name of         Relationship to    Company  Title of   Value of   Percentage of
Trustee            Trustee                   Class    Securities     Class
--------------------------------------------------------------------------------
Charlot R. Cole      N/A             N/A       N/A       $0          N/A
--------------------------------------------------------------------------------
Nancy J. Erickson    N/A             N/A       N/A       $0          N/A
--------------------------------------------------------------------------------
Ailene Miller        N/A             N/A       N/A       $0          N/A
--------------------------------------------------------------------------------
Roger D. Grace       N/A             N/A       N/A       $0          N/A
--------------------------------------------------------------------------------
Robert W. Weldon     N/A             N/A       N/A       $0          N/A
--------------------------------------------------------------------------------



Compensation or Trustees

The trustees of the funds receive a trustees' fee of $350. This fee is paid for each day or a portion thereof spent in a meeting or meetings of the Board of Trustees or any of its committees or while engaged in special work authorized by the President of the funds or the Board of Trustees. The trustees may also be reimbursed for travel expenses for each meeting of the Board of Trustees attended, and while engaged in special work authorized by the President of the funds or by the Board of Trustees. Trustees and officers receive no other compensation from the funds for their services. The funds do not provide any pension or retirement benefits for the trustees. During the fiscal year ended June 30, 2003, the aggregate amount of fees and expenses paid to trustees and officers was $5,250.

The following table provides information regarding the compensation paid by the funds to the trustees for their services during the fiscal year ended June 30, 2003.


--------------------------------------------------------------------------------
                             AGGREGATE COMPENSATION     TOTAL COMPENSATION FROM
NAME OF PERSON, POSITION    FROM EACH FUND FOR FISCAL     EACH FUND FOR FISCAL
                             YEAR ENDED JUNE 30, 2003   YEAR ENDED JUNE 30, 2003
--------------------------------------------------------------------------------
Charlot R. Cole, Trustee     Growth:  $800.00              $1,400.00
                             Balanced:  $150.00
                             Tax Exempt:  $150.00
                             Short-Term:  $150.00
                             Bond:  $150.00
---------------------------- ---------------------------------------------------
Nancy J. Erickson, Trustee   Growth:  $600.00              $1,050.00
                             Balanced:  $112.50
                             Tax Exempt:  $112.50
                             Short-Term:  $112.50
                             Bond:  $112.50
---------------------------- ---------------------------------------------------
Ailene Miller, Trustee       Growth:  $800.00              $1,400.00
                             Balanced:  $150.00
                             Tax Exempt:  $150.00
                             Short-Term:  $150.00
                             Bond:  $150.00
---------------------------- ---------------------------------------------------
Ronald R. Warfield, Trustee  Growth:  $0.00                $0.00
                             Balanced:  $0.00
                             Tax Exempt:  $0.00
                             Short-Term:  $0.00
                             Bond:  $0.00
---------------------------- ---------------------------------------------------
Robert L. Phelps, Trustee    Growth: $0.00                 $0.00
                             Balanced:  $0.00
                             Tax Exempt:  $0.00
                             Short-Term:  $0.00
                             Bond:  $0.00
---------------------------- ---------------------------------------------------
David A. Downs, Trustee      Growth:  $0.00                $0.00
                             Balanced:  $0.00
                             Tax Exempt:  $0.00
                             Short-Term:  $0.00
                             Bond:  $0.00
---------------------------- ---------------------------------------------------
Roger D. Grace, Trustee      Growth:  $800.00              $1,400.00
                             Balanced:  $150.00
                             Tax Exempt:  $150.00
                             Short-Term:  $150.00
                             Bond:  $150.00
---------------------------- ---------------------------------------------------
Robert Weldon, Trustee       Growth:  $0.00                $0.00
                             Balanced:  $0.00
                             Tax Exempt:  $0.00
                             Short-Term:  $0.00
                             Bond:  $0.00
---------------------------- ---------------------------------------------------
Codes of Ethics
--------------------------------------------------------------------------------

The Funds, the advisor and Distributor have adopted Codes of Ethics as required by applicable law, which are designed to prevent affiliated persons of the funds, their advisor, and Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the Code of Ethics will be effective in preventing such activities. These Codes of Ethics permit personnel to invest in securities for their own accounts.

The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room located at 450 Fifth Street, NW, Washington, DC 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. The Codes of Ethics are available on the SEC's website (http://www.sec.gov) and copies may also be obtained at prescribed rates by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section at the address listed above.

Proxy Voting and Principal Holders of
Securities
--------------------------------------------------------------------------------

The Funds have authorized the advisor to vote proxies for stocks and other investments that are held within the portfolios of the Funds on behalf of its shareholders.

The advisor's authority to vote proxies or to act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment advisory contract with the Funds. The advisor votes all proxies and acts on all other shareholder actions in a timely manner as part of its discretionary authority and in accordance with these Procedures.

When exercising voting authority for the Funds, it is the policy of the advisor to promote the interest of the Funds' shareholders and to place the Funds' shareholders interests first.

In order to cast an informed vote on important matters affecting companies whose stock and other investments are held for the Funds' shareholders, the advisor will:

o    Calendar and monitor shareholder meetings.
o    Monitor corporate actions and events related to proxy solicitations.
o    Analyze and evaluate proxy solicitations when received.
o Identify material conflicts of interest which could affect how proxies are voted.
o Obtain client direction or consent in matters involving material conflicts of interest.
o    Conduct research appropriate to the matters(s) presented for voting.
o    Document  voting  decisions,   including  instances  where  voting  is  not
     exercised.
o Retain voting records in an easily accessible format for six years, the first two years on premises.

Conflicts of Interest
The advisor will take all necessary steps to ensure that proxies are voted in the best interests of the Funds' shareholders. The Investment Advisor seeks to identify potential material conflicts of interest between the Fund(s), on the one hand, and the advisor and/or the Distributor, on the other hand, through enforcement of its Code of Ethics and other policies and procedures, including disclosing outside business interests, other business activities, personal securities holdings and transactions.

Voting Proxies
Each proxy issue will be considered individually. The advisor will conduct appropriate research for the issues presented for voting.

Routine proposals that do not change the structure, bylaws or operations of the corporation at the expense of the shareholders will usually be voted with management. Proposals that have the effect of restricting the ability of shareholders to realize the full potential value of their investment will usually be opposed. Other issues will be evaluated on a case by case basis.



Control Persons and Principal Holders of Securities
--------------------------------------------------------------------------------

Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of a fund is so owned, such owners will be presumed to be in control of such fund for purposes of voting on certain matters submitted to a vote of shareholders. Principal holders own of record or beneficially 5% or more of a fund's outstanding voting securities.


Control Persons

As of September 30, 2003, COUNTRY Trust Bank owned of record, for the benefit of its customers, the following shares (and corresponding percentage) of the issued and outstanding capital stock of each fund:


Fund Name               Number of Shares    Percentage
--------------------- ------------------- ----------------

Growth Fund              4,714,357.668         59.3%
Balanced Fund            1,080,762.394         71.7%
Tax Exempt Bond Fund          None              0.0%
Short-Term Bond Fund     3,498,966.390         89.4%
Bond Fund                3,996,209.642         92.6%

COUNTRY Trust Bank's address is 1705 N. Towanda Avenue,  Bloomington,  Illinois.
COUNTRY Trust Bank is organized as a federal thrift. COUNTRY Life Insurance Company owns 100% of the outstanding voting securities of COUNTRY Trust Bank.


Principal Holders

As of September 30, 2003, COUNTRY Life Insurance Company owned 96,227.589 shares or 6.38% of the outstanding shares of the Balanced Fund.

As of September 30, 2003, COUNTRY Mutual Insurance Company owned 234,484.573 shares or 13.9% of the outstanding shares of the Tax Exempt Bond Fund.


Substantially all of the issued and outstanding voting securities of COUNTRY Life Insurance Company are owned by Illinois Agricultural Holding Co. and approximately 98% of the outstanding voting securities of this latter company are owned by Illinois Agricultural Association. Each of these companies is incorporated in Illinois. The home office address for Illinois Agricultural Holding Co., Illinois Agricultural Association and COUNTRY Life Insurance Company is 1701 Towanda Avenue, Bloomington, Illinois.

Management Ownership

As of September 30, 2003, the officers and trustees of the funds as a group owned less than 1% of the issued and outstanding capital stock of any fund.


Investment Advisory and Other Services
--------------------------------------------------------------------------------

The Investment Advisor

The funds' investment advisor is COUNTRY Trust Bank. The funds and the advisor have entered into investment advisory agreements with respect to each fund which are renewable annually by the Board of Trustees or by votes of a majority of each fund's outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each fund's trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The agreements may be terminated without penalty at any time by the Board of Trustees of a fund, by votes of the shareholders or by the advisor upon sixty days written notice. The agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the Trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Management Services Agreement including but not limited to the Investment Advisor's cost in providing the service, reasonableness of the investment advisory fees, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.


For providing investment advisory services and assuming certain fund expenses, each fund pays the advisor annual fees that are based on each fund's average daily net assets. Such fees are computed on a daily basis and paid monthly. The table below lists these annual fees as well as the total dollar amounts that each fund paid the advisor for the last three fiscal years.



                                                   Fee Paid
                     -------------- ----------------- ---------------- -----------------
Fund Name            Advisory Fee   Year End 6/30/01  Year End 6/30/02 Year End 6/30/03

Growth Fund              0.75%      $      1,418,592  $     1,287,6612 $      1,071,145
Balanced Fund            0.75%      $        172,173  $        152,262 $        139,788
Tax Exempt Bond Fund     0.50%      $         79,344  $         78,458 $         76,508
Short-Term Bond Fund     0.50%      $        138,198  $        156,377 $        195,077
Bond Fund                0.75%      $        315,616  $        348,649 $        367,479


----------------------------------------------------------------------------------------


For the period ended 6/30/01, the Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund waived advisory fees and reimbursed expenses totaling $60,352, $35,204 and $129,909 respectively. For the period ended 6/30/02, the Short-Term Bond Fund and Bond Fund waived advisory fees and reimbursed expenses totaling $11,167 and $113,770, respectively. For the period ended 6/30/03, the Short-Term Bond Fund and Bond Fund waived advisory fees and reimbursed expenses totaling $37,098 and $126, 578, respectively.


Controlling Shareholders

COUNTRY Life Insurance Company owns 100% of the outstanding voting securities of COUNTRY Trust Bank, the investment advisor for the funds. Illinois Agricultural Holding Co. owns 99.99% of issued and outstanding stock of COUNTRY Life Insurance Company. Approximately 98% of the issued and outstanding voting stock of the Illinois Agricultural Holding Co. is owned by the Illinois Agricultural Association, an Illinois not-for-profit membership corporation organized to promote the interest of agriculture.


Fund Officers Affiliated with Advisor

The following persons who are officers and/or trustees of the funds also hold positions with the advisor as indicated: Ronald R. Warfield, Director and President; John D. Blackburn, Chief Executive Officer; Bruce D. Finks, Vice President - Investments; Robert J. McDade, Vice President - Trust Services; Philip T. Nelson, Director and Vice President; Paul M. Harmon, Secretary and General Counsel; William J. Hanfland, Vice President - Treasurer; Richard F. Day, Controller; Robert W. Rush Jr., Executive Vice President; Director; Robert
L. Phelps, Director; David Downs, Director.


The Distributor
The primary and exclusive distributor of the funds' shares, pursuant to Underwriting Agreements with each fund, is Quasar Distributors, LLC "Quasar", located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. Quasar serves as principal underwriter and national distributor for the shares of the funds pursuant to a Distribution Agreement with the funds dated September 1, 2000 (the "Distribution Agreement"). Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor as agent in connection with the distribution of fund shares, will use its best efforts to distribute the Funds' shares.

Rule 12b-1 Plan

The shareholders of the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund have adopted a Plan of Distribution pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. All payments made pursuant to this Plan shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisors, financial planners, and others, who have executed a distribution agreement with the distributor.

The Plan is considered a reimbursement plan because the funds reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of each fund's average daily net assets. Because the funds reimburse the distributor only for actual expenditures, the distributor realizes no profit from the Plan. The Plan may be terminated at any time and the funds shall have no liability for expenses that were not reimbursed as of the date of termination. The funds do not participate in any joint distribution activities and fees paid under the Plan may not be used to finance the distribution of the shares of another fund. Any unreimbursed expenses incurred under the Plan will not be carried over to future years.

For the fiscal year ended June 30, 2003, the Funds made the following payments pursuant to the Plan.


--------------------- ------------ --------- --------------- --------------- --------------- ----------------

                      Advertising/ Printing/ Compensation to Compensation to Compensation to Reimbursement to
                        Marketing   Postage    distributor       dealers     sales personnel    distributor
--------------------- ------------ --------- --------------- --------------- --------------- ----------------
Growth Fund           $         0  $  28,827 $    41,750     $   134,783     $       0       $   205,360
Balanced Fund         $         0  $   1,184 $     6,377     $    12,330     $       0       $    19,891
Tax Exempt Bond Fund  $         0  $   1,488 $     5,705     $    18,508     $       0       $    25,701
Short-Term Bond Fund  $         0  $     279 $    10,622     $     5,253     $       0       $    16,154
Bond Fund             $         0  $   3,753 $    13,148     $     7,008     $       0       $    23,909

--------------------- ------------ --------- --------------- --------------- --------------- ----------------

Expenses
Each fund pays all expenses not assumed by COUNTRY Trust Bank, including, but are not limited to: trustees' fees, audit fees, legal fees, interest expenses, brokerage commissions, registration and notification of shares for sale with the SEC and with various state securities commissions, taxes, cost of insurance, fees of the funds' administrator, transfer agent or other service providers, costs of obtaining quotations of portfolio securities, pricing of fund shares and payments under its respective distribution plans.


Other Service Providers
--------------------------------------------------------------------------------

Transfer Agent
U.S. Bancorp Fund Services, LLC provides transfer agency services for an annual fee, based on the number of shareholder accounts and subject to minimum fees. Management believes that the fees for these services are comparable to those charged by others who perform such accounting services.

Accounting Services
The funds have entered into Accounting Services Agreements with U.S. Bancorp Fund Services, LLC. U.S. Bancorp Fund Services, LLC provides accounting services for an annual fee, which management believes is comparable to those charged by others who perform such accounting services.

Administrative Services
The funds have entered into Administration Agreements with U.S. Bancorp Fund Services, LLC. Under U.S. Bancorp Fund Services, LLC provides administration services for an annual fee, which is comparable to those charged by others who perform such accounting services.


For the fiscal year ended June 30, 2001, 2002 and 2003, the Funds paid the following amounts for administrative services:



                                Administrative Services Fee Paid
                     ---------------- ---------------- -----------------
Fund Name            Year End 6/30/01 Year End 6/30/02 Year End 6/30/03

Growth Fund          $        149,956 $        139,084 $        124,139
Balanced Fund        $         28,172 $         34,711 $         37,773
Tax Exempt Bond Fund $         27,000 $         34,711 $         36,996
Short-Term Bond Fund $         28,429 $         34,645 $         41,871
Bond Fund            $         33,405 $         39,301 $         43,267

------------------------------------------------------------------------

The Custodian
COUNTRY Trust Bank, 1705 N. Towanda Ave., PO Box 2020, Bloomington, Illinois 61702-2020, serves as custodian for the funds. COUNTRY Trust Bank is an affiliated person of the funds. As custodian, COUNTRY Trust Bank is responsible for, among other things, safeguarding and controlling each fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each fund's investments. None of the trustees, officers or other employees of the funds ever have personal possession of any fund's investments. These services do not include any managerial or policy making functions of the funds. The funds have agreed to pay the custodian such compensation as may be agreed upon from time to time, but currently the custodian is voluntarily waiving the receipt of any fees for custodial services.

Independent Accountants

The accounting firm of Ernst & Young LLP , 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202, served as independent accountants for the Funds for the fiscal year ended June 30, 2003. For the fiscal years ended June 30, 2002 and earlier, a different accounting firm served as independent accountants for the Funds.


Brokerage

--------------------------------------------------------------------------------

The Growth Fund and the Balanced Fund: These funds always seek to effect their respective transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that they can obtain reasonable execution at the most favorable prices. Accordingly, each fund, through COUNTRY Trust Bank, the investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the fund on a continuing basis. Thus, what a fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, each fund through its investment advisor maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms. A fund may, subject to the primary brokerage allocation criterion that a fund obtain reasonable execution at the most favorable prices, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the fund or its investment advisor. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

The primary brokerage allocation criterion of the funds is that each fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the fund or its investment advisor. Research information obtained from brokers and dealers while servicing the fund may be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Trust Bank in servicing the fund. Further, not all research information obtained from brokers and dealers while serving the fund may be used by the fund.


Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.


There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for other Funds and/or other discretionary accounts served by COUNTRY Trust Bank (including one or more of these Funds). Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner. Brokerage commissions for the Portfolios for the past three fiscal years ended June 30, 2001, 2002, and 2003 were as follows:

                                   Growth Fund
---------- ------------------------- -----------------------------------------
Year        Brokerage Commissions    Portion Paid for Research Services
---------- ------------------------- -----------------------------------------
2001               $172,712                       $12,467
2002               $160,476                       $13,477
2003               $ 68,851                       $17,625

---------- ------------------------- -----------------------------------------

--------------------------------------------------------------------------------

The decrease in brokerage commissions from 2002 to 2003 can be attributed to lower turnover.

                                  Balanced Fund
---------- -------------------------- ------------------------------------------
Year         Brokerage Commissions    Portion Paid for Research Services
---------- -------------------------- ------------------------------------------
2001                $13,479                             0
2002                $15,088                           193
2003                 $9,335                           516

---------- -------------------------- ------------------------------------------


There may be occasions when portfolio transactions for these funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by COUNTRY Trust Bank. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

Tax Exempt Bond Fund, Short - Term Bond Fund, and Bond Fund (and other Funds purchasing fixed income securities):

The Tax Exempt Bond Fund, Short - Term Bond Fund and Bond Fund seek to effect their transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal, so that they can obtain reasonable execution at the most favorable prices. Accordingly, a fund, through COUNTRY Trust Bank, its investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the fund on a continuing basis. Thus, what a fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, a fund maintains through its investment advisor an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

The primary brokerage allocation criterion is that each fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the investment advisor of the fund. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.


It is the opinion of the investment advisor, that the furnishing of research, statistical, and other financial information to a fund, or the fund's investment advisor, by brokers and dealers, will not materially reduce the cost to the investment advisor of fulfilling the terms of its advisory contract with the fund because the investment advisor must review and analyze such information along with all other information available to it. Research information obtained from brokers and dealers while servicing a fund may be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Trust Bank in servicing each fund. Further, not all research information obtained from brokers and dealers while serving the funds may be used by a fund.


During the fiscal years ended 2001, 2002, and 2003 all transactions for the Tax Exempt Bond Fund, Short-Term Bond Fund, and Bond Fund were placed with a principal market dealer. No commissions are paid on transactions with the principal market dealer as the asked price on such transactions usually includes an allowance for such compensation.


There may be occasions when portfolio transactions for the funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by COUNTRY Trust Bank. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

All Funds:

COUNTRY Trust Bank has an arrangement with Lipper Analytical Securities Corporation whereby COUNTRY Trust Bank receives specific research products known as Lipper-Mutual Performance Analysis (Weekly & Quarterly) in exchange for placing an agreed upon amount of trades on behalf of the COUNTRY Growth Fund and COUNTRY Balanced Fund. COUNTRY Trust Bank also has an arrangement whereby
COUNTRY Trust Bank receives specific research software products known as StockVal in exchange for placing an agreed upon amount of trades on behalf of privately managed accounts and the COUNTRY Growth Fund and COUNTRY Balanced Fund. If COUNTRY Trust Bank does not place all of the agreed upon amount of trades, any remaining amounts will be paid directly from COUNTRY Trust Bank. If COUNTRY Trust Bank places more than the agreed upon amount of trades, any remaining amounts will be carried forward to future years.

Capital Stock
--------------------------------------------------------------------------------


Each of the Funds issues Class "Y" and Class "A" shares.


There are no conversion or preemptive rights in connection with any shares of the funds, nor are there cumulative voting rights with respect to the shares of any of the funds. Each issued and outstanding share of each fund is entitled to participate equally in dividends and distributions declared by such fund and in net assets of such fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.


Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.


All issued and outstanding shares of each fund will be fully paid and non-assessable and will be redeemable at the net asset value per share. The interests of shareholders in the funds will not be evidenced by a certificate or certificates representing shares of a fund.


The Board of Trustees has authority, without the necessity of a shareholder vote, to create any number of new series or classes. The trustees currently have authorized two classes of shares to be issued for each fund.


Purchases, Redemptions, and Pricing of Shares
--------------------------------------------------------------------------------

Net Asset Value
Shares of each fund are purchased at net asset value, plus, in the case of Class A shares, a sales charge as described in the prospectus. The net asset value per share of each fund is calculated by adding the value of securities and other assets of that fund, subtracting liabilities and dividing by the number of its outstanding shares. Each fund's share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time.

Purchasing Shares
Shares of the funds are sold in a continuous offering and may be purchased on any business day through authorized broker dealers or directly from the funds. Except for the funds themselves, only broker dealers that have an effective sales agreement with the funds are authorized to sell shares of the funds.


Sales Charges

The following information concerns sales charges and the waiver of sales charges under certain circumstances:

Class A Shares: Class A shares of the funds are sold at their net asset value plus a sales charge as described in the prospectus. The sales charge may be waived under certain circumstances, as described in the prospectus. Class A shares are retail shares that require that shareholders pay a sales charge when they invest unless they qualify for a reduction or waiver of the sales charge.

Shareholders pay the net asset value next determined after the order is received plus a sales charge (shown in percentages below) depending on the amount of the investment. The sales charge is calculated as follows:

                           Growth and Balanced
-----------------------------------------------------------------
                        Sales Charge as %   Sales Charge as %
Amount of Transaction   of Offering Price  of Net Amount Invested
---------------------- ------------------ -----------------------
Up To $49,999                 5.50%              5.82%
---------------------- ------------------ -----------------------
$50,000-$99,999               4.50%              4.71%
---------------------- ------------------ -----------------------
$100,000-$249,999             3.50%              3.63%
---------------------- ------------------ -----------------------
$250,000-$499,999             2.50%              2.56%
---------------------- ------------------ -----------------------
$500,000 - $999,999           2.00%              2.04%
---------------------- ------------------ -----------------------
$1,000,000 and over            None               None
---------------------- ------------------ -----------------------

                       Tax Exempt Bond and Bond
-----------------------------------------------------------------
                        Sales Charge as %   Sales Charge as %
Amount of Transaction   of Offering Price  of Net Amount Invested
---------------------- ------------------ -----------------------
Up To $49,999                4.25%              4.44%
---------------------- ------------------ -----------------------
$50,000-$99,999              4.00%              4.17%
---------------------- ------------------ -----------------------
$100,000-$249,999            3.50%              3.63%
---------------------- ------------------ -----------------------
$250,000-$499,999            2.50%              2.56%
---------------------- ------------------ -----------------------
$500,000 -$999,999           2.00%              2.04%
---------------------- ------------------ -----------------------
$1,000,000 & Above            None               None
---------------------- ------------------ -----------------------

                                 Short-Term Bond
-----------------------------------------------------------------
                        Sales Charge as %   Sales Charge as %
Amount of Transaction   of Offering Price  of Net Amount Invested
---------------------- ------------------ -----------------------
Up To $49,999                2.50%             2.56%
---------------------- ------------------ -----------------------
$50,000-$99,999              2.00%             2.04%
---------------------- ------------------ -----------------------
$100,000-$249,999            1.50%             1.52%
---------------------- ------------------ -----------------------
$250,000-$499,999            1.00%             1.01%
---------------------- ------------------ -----------------------
$500,000 -$999,999           0.75%             0.76%
---------------------- ------------------ -----------------------
$1,000,000 & Above            None              None

---------------------- ------------------ -----------------------


If properly notified, each Fund will combine purchases made by an investor, the investor's spouse and the investor's children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

For each Fund, the sales charge discount will be determined by adding (i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other COUNTRY Mutual Fund that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the Fund or any other Country Mutual Fund that you already own. In order for an investor to receive the sales charge reduction on Class A shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in the Fund and other COUNTRY Mutual Funds, over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold a percentage equal to the Funds' maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

The amount held in escrow for all COUNTRY Mutual Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

Class Y Shares: Class Y shares of the funds are sold at their net asset value. There is no sales charge when purchasing Class Y shares. However, only eligible persons may purchase Class Y shares of the funds, as described in the prospectus.


Valuation of All Funds

For all of the Funds, securities listed or admitted to trading privileges on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System or NASDAQ/Small Cap Market will be valued at the mean between the last preceding bid and asked price. Valuations may also be obtained from pricing services when such prices are believed to reflect the fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

Valuation of NASDAQ Equity Securities
Each portfolio security that is listed on the Nasdaq/National Market or the Nasdaq/Small Cap Market is valued using its Nasdaq Official Closing Price ("NOCP"), whenever an NOCP is reported for that security. If no NOCP is reported for that security, but a consolidated closing price ("CCP") then the security will be valued pursuant to its CCP. Any such security for which the closing price is not available will be valued at the mean between the closing bid and closing ask price for that security.


Redemptions in Kind

The funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the funds may limit the amount of redemption proceeds paid in cash. The funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the fund at the beginning of such period. A shareholder may incur brokerage costs if the securities received were sold.


Redemptions
Payment to shareholders for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except that a fund: (a) may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable to fairly determine the fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Exchange of Shares
An exchange is effected by redemption of shares of one fund and the issuance of shares of the other fund selected, and only after delivery of the current Prospectus. With respect to an exchange among the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short - Term Bond Fund and Bond Fund, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost or other basis of the shares redeemed. The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. The exchange privilege may be terminated or suspended or its terms changed at any time, subject to 60 days' prior notice.

Telephone Instructions
Neither the funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the funds will use such procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that a fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with U.S. Bancorp Fund Services, LLC will be recorded.

Automatic Investing
A shareholder may authorize automatic investing through automatic withdrawals from his/her bank accounts on a regular basis.

Systematic Withdrawal Plan

Shareholders who purchase or already own $5,000 or more of any fund's shares, valued at the current public offering price, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application. If you participate in this plan, you will receive monthly, quarterly or annual checks in the amount designated. The amount of payment may be changed at any time. Dividends and capital gains distributions on a fund's shares in the Plan are automatically reinvested in additional shares at net asset value. Payments are made from the proceeds derived from the redemption of fund shares owned by the planholder. Each redemption of shares may result in a gain or loss which is reportable by the investor on their income tax return.


Redemptions required for payments may reduce or use up the planholder's investment, depending upon the size and frequency of withdrawal payments and market fluctuations. Accordingly, Plan payments cannot be considered as yield or income on the investment. Additional purchases may be made under the Systematic Withdrawal Plan in amounts of $5,000 or more.

U.S. Bancorp Fund Services, LLC, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the funds. No such charge is currently assessed, but such a charge may be instituted by U.S. Bancorp Fund
Services, LLC upon notice in writing to shareholders. This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the funds, or by U.S. Bancorp Fund Services, LLC.

Integrated Voice Response (IVR) System

Shareholders in the funds can obtain toll-free access to account information, as well as certain transactions, by calling (800) 245-2100. IVR provides share price, price change, account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months); and allows sales or exchanges of shares.


Taxation of the Funds
--------------------------------------------------------------------------------


Each fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of fund distributions (as a percentage of both the fund's overall income and, in the case of the Tax Exempt Bond Fund, its tax-exempt income), and the composition of the fund's portfolio assets. Because each fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the funds will be required to pay any federal income or excise taxes. If a fund failed to qualify, it would be required to pay such taxes.

The Funds, by investing in foreign securities or currencies, may be subject to foreign taxes which could reduce the investment performance of the Funds.

To qualify for treatment as a regulated investment company, the Funds must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, the Funds must distribute to its shareholders during the calendar year the following amounts:

o    98% of the Fund's ordinary income for the calendar year;
o 98% of the Fund's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Fund were on a taxable year ending October 31 of the year in question and beginning November 1 of the previous year; and
o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.

If the IRS or the Treasury Department issues new guidance on the application of the "investor control" doctrine, there can be no assurance that a Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. A Fund's investment objective and the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.


Underwriter Compensation

--------------------------------------------------------------------------------


Shares of the funds are continuously offered to the public through the distributor pursuant to the distribution agreement with Quasar, the fees payable by the Fund under the agreement shall not exceed what is available for payment under the 12b-1 plan. Any fees or expenses incurred by Quasar but not payable by the Funds under the 12b-1 plan of distribution shall be paid by the advisor.


Calculation of Performance Data
--------------------------------------------------------------------------------

From time to time, the funds advertise their various respective performance measures, such as: 7- or 30-day yield; tax-equivalent yield; total percentage increase; and total return. Performance will vary and the results shown herein and in the funds' Prospectus are historical information and will not be representative of future results. Factors affecting the Funds' performance include general market conditions, operating expenses, and portfolio management. No adjustment has been made for taxes payable on dividends and distributions.

Total Percentage Increase
Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in a fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the reinvestment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

Average Annual Total Return
The Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Bond Fund and Short - Term Bond Fund compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:


Average Annual Total Returns (Before Taxes)

Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Funds). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T) = ERV

                  Where:         P  =  a hypothetical initial payment of $1,000
                                 T  =  the average annual total return
                                 N  =  the number of years and
                                ERV =  the ending redeemable value of a
                                       hypothetical $1,000 payment made at
                                       the beginning of the period.


The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

Since performance will fluctuate, performance data for the fund should not be used to compare an investment in a funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.


The Funds' average annual total return for Class Y shares (before taxes) for one year, five years, ten years and since inception are shown below.

                          Average Annual Total Returns
                               as of June 30, 2003
------------------------------- --------- --------- ---------- ---------------
                                                                   Since
                                 1 Year    5 Years   10 Years    Inception
------------------------------- --------- --------- ---------- ---------------
Growth Fund - Class Y            (0.58)%    2.92%      9.49%      9.15%(1)
Balanced Fund - Class Y           3.98%     3.44%      7.84%      9.01%(2)
Tax Exempt Bond Fund - Class Y    6.07%     4.91%      5.08%      5.78%(3)
Short-Term Bond Fund - Class Y    4.42%     5.51%       N/A       5.58%(4)
Bond Fund - Class Y               9.59%     7.30%       N/A       7.57%(5)

------------------------------- --------- --------- ---------- ---------------

(1)  The inception date of Class Y of the Growth Fund was April 21, 1966.
(2)  The inception date of Class Y of the Balanced Fund was December 7, 1978.
(3) The inception date of Class Y of the Tax Exempt Bond Fund was December 7, 1978.
(4)  The inception  date of Class Y of the  Short-Term  Bond Fund was January 2,
     1997.
(5)  The inception date of Class Y of the Bond Fund was January 2, 1997.


The Funds' average annual total return for Class A shares (before taxes )for one year, five years, ten years and since inception are shown below without any sales load.

                          Average Annual Total Returns
                               as of June 30, 2003

----------------------------- ------- --------- --------- ----------------

                               1 Year  5 Years   10 Years  Since Inception
----------------------------- ------- --------- --------- ----------------
Growth Fund- Class A          (0.42)%    N/A      N/A       (7.76)%(1)
Balanced Fund- Class A         3.97%     N/A      N/A       (2.37)%(2)
Tax Exempt Bond Fund- Class A  6.05%     N/A      N/A        5.78%(3)
Short-Term Bond Fund- Class A  4.40%     N/A      N/A        4.56%(4)
Bond Fund- Class A             9.42%     N/A      N/A        8.84%(5)

----------------------------- ------- --------- --------- ----------------

(1)  The inception date of Class A of the Growth Fund was March 1, 2002.
(2)  The inception date of Class A of the Balanced Fund was March 1, 2002.
(3)  The  inception  date of Class A of the Tax  Exempt  Bond  Fund was March 1,
     2002.
(4)  The  inception  date of Class A of the  Short-Term  Bond  Fund was March 1,
     2002.
(5)  The inception date of Class A of the Bond Fund was March 1, 2002.

Average Annual Total Return (After Taxes on Distributions)

The  Funds'   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

                                        n
                                P(1 + T) = ATVD

               Where:         P  =    a hypothetical initial payment of $1,000
                              T  =    the average annual total return
                              N  =    the number of years and
                            ATVD =    the ending redeemable value of a
                                      hypothetical $1,000 payment made at
                                      the beginning of the period after
                                      taxes on distribution, not after taxes
                                      on redemption.

The Funds' average annual total return (after taxes on distributions) for Class Y shares for one year, five years, ten years and since inception are shown below.

           Average Annual Total Returns (After Taxes on Distributions)
                               as of June 30, 2003

------------------------------ -------- -------- -------- ---------------

                                                              Since
                               1 Year    5 Years 10 Years   Inception
------------------------------ -------- -------- -------- ---------------
Growth Fund - Class Y          (0.83)%    0.38%    6.08%     5.51%(1)
Balanced Fund - Class Y         3.25%     1.67%    5.59%     5.56%(2)
Tax Exempt Bond Fund - Class Y  5.84%     4.64%    4.72%     5.62%(3)
Short-Term Bond Fund - Class Y  2.99%     3.59%     N/A      3.63%(4)
Bond Fund - Class Y             7.86%     4.79%     N/A      5.15%(5)

------------------------------ -------- -------- -------- ---------------

(1)  The inception date of Class Y of the Growth Fund was April 21, 1966.
(2)  The inception date of Class Y of the Balanced Fund was December 7, 1978.
(3) The inception date of Class Y of the Tax Exempt Bond Fund was December 7, 1978.
(4)  The inception  date of Class Y of the  Short-Term  Bond Fund was January 2,
     1997.
(5)  The inception date of Class Y of the Bond Fund was January 2, 1997.

The Funds' average annual total return for Class A shares (after taxes on distributions) for one year, five years and ten years are shown below without any sales load.

           Average Annual Total Returns (After Taxes on Distributions)
                               as of June 30, 2003

----------------------------- ------- ------- --------------- ----------------

                               1 Year 5 Years    10 Years     Since Inception
----------------------------- ------- ------- --------------- ----------------
Growth Fund- Class A          (0.67)%   N/A        N/A          (7.94)%(1)
Balanced Fund- Class A         3.24%    N/A        N/A          (2.99)%(2)
Tax Exempt Bond Fund- Class A  5.82%    N/A        N/A           7.33%(3)
Short-Term Bond Fund- Class A  2.98%    N/A        N/A           3.32%(4)
Bond Fund- Class A             7.70%    N/A        N/A           5.60%(5)

----------------------------- ------- ------- --------------- ----------------

(1)  The inception date of Class A of the Growth Fund was March 1, 2002.
(2)  The inception date of Class A of the Balanced Fund was March 1, 2002.
(3)  The  inception  date of Class A of the Tax  Exempt  Bond  Fund was March 1,
     2002.
(4)  The  inception  date of Class A of the  Short-Term  Bond  Fund was March 1,
     2002.
(5)  The inception date of Class A of the Bond Fund was March 1, 2002.

Average Annual Total Return (After Taxes on Distributions and Redemptions)

The  Funds'   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemptions) are calculated according to the following formula:

                                        n
                                P(1 + T)  = ATVD

               Where:         P  =    a hypothetical initial payment of $1,000
                              T  =    the average annual total return
                              N  =    the number of years and
                           ATVDR =    the ending redeemable value of a
                                      hypothetical $1,000 payment made at
                                      the beginning of the period after
                                      taxes on distribution and redemption.

The Funds' average annual total return (after taxes on distributions and redemptions) for Class Y shares for one year, five years, ten years and since inception are shown below.

   Average Annual Total Returns (After Taxes on Distributions and Redemptions)
                               as of June 30, 2003

------------------------------ ------- ------- -------- ---------------

                                                            Since
                               1 Year  5 Years 10 Years   Inception
------------------------------ ------- ------- -------- ---------------
Growth Fund - Class Y          (0.41)%  0.99%    6.03%     5.44%(1)
Balanced Fund - Class Y         2.52%   2.00%    5.44%     5.44%(2)
Tax Exempt Bond Fund - Class Y  5.03%   4.58%    4.70%     5.60%(3)
Short-Term Bond Fund - Class Y  2.82%   3.50%     N/A      3.53%(4)
Bond Fund - Class Y             6.10%   4.63%     N/A      4.94%(5)

------------------------------ ------- ------- -------- ---------------

(1)  The inception date of Class Y of the Growth Fund was April 21, 1966.
(2)  The inception date of Class Y of the Balanced Fund was December 7, 1978.
(3) The inception date of Class Y of the Tax Exempt Bond Fund was December 7, 1978.
(4)  The inception  date of Class Y of the  Short-Term  Bond Fund was January 2,
     1997.
(5)  The inception date of Class Y of the Bond Fund was January 2, 1997.

The Funds' average annual total return for Class A shares (after taxes on distributions and redemptions) for one year, five years, ten years and since inception are shown below without any sales load.

   Average Annual Total Returns (After Taxes on Distributions and Redemptions)
                               as of June 30, 2003

----------------------------- ------- ------- --------------- ----------------

                               1 Year 5 Years    10 Years     Since Inception
----------------------------- ------- ------- --------------- ----------------
Growth Fund- Class A          (0.31)%   N/A        N/A          (6.69)%(1)
Balanced Fund- Class A         2.51%    N/A        N/A          (2.39)%(2)
Tax Exempt Bond Fund- Class A  5.01%    N/A        N/A           5.24%(3)
Short-Term Bond Fund- Class A  2.81%    N/A        N/A           3.14%(4)
Bond Fund- Class A             5.99%    N/A        N/A           6.60%(5)

----------------------------- ------- ------- --------------- ----------------

(1)  The inception date of Class A of the Growth Fund was March 1, 2002.
(2)  The inception date of Class A of the Balanced Fund was March 1, 2002.
(3)  The  inception  date of Class A of the Tax  Exempt  Bond  Fund was March 1,
     2002.
(4)  The  inception  date of Class A of the  Short-Term  Bond  Fund was March 1,
     2002.
(5)  The inception date of Class A of the Bond Fund was March 1, 2002.


30-Day Yield Calculations
The Balanced Fund, Tax Exempt Bond Fund, Bond Fund and Short - Term Bond Fund calculate a 30-day yield by dividing the net investment income per share (as described below) earned by the fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period. The result is then annualized on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                    YIELD = 2 [( a - b + 1) - 1]
                                 -----
                                  cd


                   Where:  a = dividends and interest earned during the period.

                           b = expenses accrued for the period (net of
                               reimbursements).

                           c = the average daily number of
                               shares outstanding during the
                               period that were entitled to
                               receive dividends.

                           d = maximum offering price per
                               share on the last day of the
                               period.


For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the fund. Except as noted below, interest earned on any debt obligations held by a fund is calculated by computing the yield to maturity of each obligation held by that fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that fund. For purposes of this calculation, it is assumed that each month contains thirty days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a fund to all shareholder accounts in proportion to the length of the base period and the fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

With respect to the Tax Exempt Bond Fund, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

With  regard  to  mortgage  or other  receivables-backed  obligations  which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) a fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

Tax-Equivalent Yield Calculations
With respect to the Tax Exempt Bond Fund, the "tax-equivalent yield" of this fund is computed by: (a) dividing that portion of the fund's yield (calculated as above) that is tax-exempt by one minus a stated Federal income tax rate, and
(b) adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.


The tax equivalent yield reflects the taxable yield that an investor at the highest marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from the fund. Before investing in a tax-exempt fund, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the yield on the tax-free investment by the decimal determined by subtracting from 1 the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 35.0%, the computation is:

5% Tax-Free Yield - (1/.350 Tax Rate) = 5%/.650% = 7.6923% Tax Equivalent Yield

In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.6923%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.6923%.


Growth Fund:
This fund's net asset value and return will fluctuate. Please note the differences and similarities between the investments which the fund may purchase for its portfolio and the investments measured by the index which is described in the Prospectus. Please refer to the Prospectus for specific information.

Balanced Fund:

This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2003 was 1.87%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information


Tax Exempt Bond Fund:

This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2003 was 2.37%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information. The above yield results in a tax-equivalent yield of 3.92% for the thirty days ended September 30, 2003.


Short-Term Bond Fund:

This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2003 was 2.32%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.


Bond Fund:

This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2003 was 3.56%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.



Financial Statements

--------------------------------------------------------------------------------


Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the funds' investment operations and annual financial statements audited by independent certified public accountants.

Financial Statements

The audited financial statements and notes thereto for each fund contained in the Annual Report to Shareholders dated June 30, 2003, are incorporated by reference into this Statement of Additional Information. The financial statements have been audited by Ernst & Young LLP. Their report appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of Ernst & Young LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Appendix "A" -- Descriptions of Securities Ratings
--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

1.   Quality of management.
2.   Industry strengths and risks.
3.   Vulnerability to business cycles.
4.   Competitive position.
5.   Liquidity measurements.
6.   Debt structures.
7.   Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

     Standard & Poor's, a Division of McGraw-Hill Companies, Inc. ("S&P"): "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1.   Liquidity ratios are adequate to meet cash requirements.
2.   Long-term senior debt is rated "A" or better.
3.   The issuer has access to at least two additional channels of borrowing.
4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
5. Typically, the issuer is in a strong position in a well-established industry or industries.
6.   The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

Bond Ratings
S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

          I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

          II.  Nature of and provisions of the obligation;

          III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

The four highest bond ratings of S&P and their meanings are:

"AAA" Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

"AA" Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A" Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

"BBB" Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings The letter "P" indicates that the rating is provisional. A provisional ratings assumes the successful completion of the project being financed by the bonds being rated and indicate that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", and "BBB", commonly known as "investment-grade" ratings) are generally regarded as eligible for bank investment.

Moody's.: The four highest ratings of Moody's and their meanings are:

"AAA" Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"BAA" Bonds which are rated "Baa" are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.




                           COUNTRY MUTUAL FUNDS TRUST

                           PART C - OTHER INFORMATION

Item 23. Exhibits:

     (a) Declaration of Trust. A Declaration of Trust, dated August 9, 2001 was previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed electronically on August 21, 2001 and incorporated herein by reference.

     (b) By-Laws. Bylaws, dated August 9, 2001 were previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed electronically on August 21, 2001 and incorporated herein by reference.

     (c)  Instruments Defining Rights of Security Holders. Not applicable

     (d)  Investment Advisory Contracts.

          (1) The Trust's Investment Advisory Agreement with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

          (2) The Trust's Investment Adviser Agreement with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds, dated July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed electronically on September 10, 2003.

     (e)  Underwriting Contracts.

          (1) The Trust's Underwriting Agreement with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, effective November 1, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

          (2) The Trust's Underwriting Agreement with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds, dated July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed electronically on September 10, 2003.

     (f)  Bonus or Profit Sharing Contracts. None.

     (g)  Custodian  Agreement.  The  Trust's  Custodian  Agreement,   effective
          November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

     (h)  Other Material Contracts.

          (i) Transfer Agent Servicing Agreement: The Trust's Transfer Agent Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed electronically on September 10, 2003.

          (ii) Administration Servicing Agreement: The Trust's Administration Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed electronically on September 10, 2003.

          (iii)Accounting Servicing Agreement: The Trust's Accounting Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed electronically on September 10, 2003.

     (i)  Legal Opinion.

          (1) Legal Opinion with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, dated November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

          (2) Legal Opinion with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds to be filed by amendment.

     (j)  Other Opinions - Auditor's consent - Filed herewith.

     (k)  Omitted Financial Statements. None

     (l)  Initial Capital Agreements. None

     (m)  Rule 12b-1 Plan:

          The Trust's Rule 12b-1 Plan effective November 1, 2001 is incorporated by reference to Post Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

     (n) Rule 18f-3 Plan. The Trust's Rule 18f-3 Plan with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

     (o)  Reserved.

     (p)  Codes of Ethics.

          (i) Code of Ethics for COUNTRY Mutual Funds: Trust's Code of Ethics, effective October 29, 2001 is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001, and as amended, October 28, 2002, is incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed electronically on October 30, 2002, and as
               amended   July  21,  2003  is   incorporated   by   reference  to
               Post-Effective Amendment No. 6 to Registrant's Registration Statement filed electronically on September 10, 2003.

          (ii) Code of Ethics for COUNTRY Trust Bank dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001, and as amended, November 20, 2002, is filed herein, and as amended July 21, 2003 is incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed electronically on September 10, 2003.

Item 24. Persons Controlled by or under Common Control with Registrant.

                     IAA Control Chart as of June 30, 2003.

                       *ILLINOIS AGRICULTURAL ASSOCIATION

 Illinois Agricultural Association and Affiliated Companies as of June 30, 2003

               1.   COUNTRY Mutual Insurance Company
               2.   COUNTRY Casualty Insurance Company
               3.   COUNTRY Preferred Insurance Company
               4.   Mid-America Brokerage, Inc. (Oklahoma)
               5.   Middlesex Mutual Assurance Company
               6.   Holyoke Mutual Insurance Company in Salem
               7.   Holyoke Square, Inc.
               8.   Modern Service Insurance Company
               9.   Mutual Service Casualty Insurance Company
               10.  MSI Preferred Insurance Company
               11.  MSI Preferred Services, Inc.
               12.  CC Services, Inc.
               13. Mid-America Services of Nevada, Inc., Mid-America Services of Oregon, Inc.
               14.  Midfield Corporation
               15.  Holyoke of Salem Insurance Agency, Inc.
               16.  **Cornwall & Stevens Co., Inc.
               17.  Total Client Services Insurance Agency, Inc.
               18.  Illinois Agricultural Holding Co.
               19.  COUNTRY Life Insurance Company
               20.  COUNTRY Investors Life Assurance Company
               21.  COUNTRY Medical Plans, Inc.
               22.  COUNTRY Capital Management Company
               23.  COUNTRY Trust Bank
               24.  COUNTRY Mutual Funds Trust
               25.  Mutual Service Life Insurance Company
               26.  AgriVisor Services, Inc.
               27.  Illinois Agricultural Service Company
               28.  IAA Credit Union
               29.  Illinois Agricultural Auditing Association
               30.  IAA Foundation
               31.  Agricultural Support Association
               32.  Pension Solutions, Inc.
               33.  First Fund Insurance Administrators, Inc.
               34.  Prairie Farms Dairy, Inc.
               35.  Muller-Pinehurst Dairy, Inc.
               36.  East Side Jersey Dairy, Inc.
               37.  Ice Cream Specialties, Inc.
               38.  P.F.D. Supply Corporation
               39.  Mo-Kan Express, Inc.
               40.  GMS Transportation Co.
               41.  *** ****GROWMARK, Inc.
               42.  FS Credit Corporation
               43.  MID-CO Commodities, Inc.
               44.  FS Financial Services Corporation
               45.  Lakeland FS, Inc.
               46.  FS Services Ontario Ltd.
               47.  GROWMARK FS, Inc.
               48.  Project Explorer Mark II Corporation
               49.  FS Energy, Inc.
               50.  GROW-AG, Inc.
               51.  Seedway, Inc.
               52.  1105433 Ontario Inc.
               53.  UPI, Inc.

1. Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.
2. Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by COUNTRY Mutual Insurance Company.
3. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
4. Organized in Oklahoma as a business corporation. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
5. Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.
6. Organized in Massachusetts as a mutual insurance company. Board and management control and 75.4% of guaranty capital owned by COUNTRY Mutual Insurance Company.
7. Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
8. Organized in Minnesota as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
9. Organized in Minnesota as a mutual insurance company. Board and management control and 100% of guaranty capital owned by COUNTRY Mutual Insurance Company.
10. Organized in Wisconsin as a stock insurance company. 60% of voting securities owned by COUNTRY Mutual Insurance Company and 40% of voting securities owned by Mutual Service Casualty Insurance Company.
11. Organized in Illinois as a business corporation. 60% of voting securities owned by COUNTRY Mutual Insurance Company and 40% of voting securities owned by Mutual Service Casualty Insurance Company.
12. Organized in Illinois as a business corporation. 71.4% of voting securities owned by Illinois Agricultural Association; 17.14% of voting securities owned by COUNTRY Mutual Insurance Company; 11.43% of voting securities owned by COUNTRY Life Insurance Company.
13. Organized as a business corporation in the state indicated. 100% of voting securities of each company owned by CC Services, Inc.
14. Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.
15. Organized in Massachusetts as a stock business company. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
16. Organized in Tennessee as a business corporation. 100% of voting securities owned by Mutual Service Casualty Insurance Company.
17. Organized in California as a business corporation. 100% of voting securities owned by Mutual Services Casualty Insurance Company.
18. Organized in Illinois as a business corporation. 98.4% of voting securities owned by Illinois Agricultural Association.
19. Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co.
20. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.
21. Organized in Illinois as stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.
22. Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company.
23. Organized as a Federal thrift. 100% of voting securities owned by COUNTRY Life Insurance Company.
24.  Organized  in  Delaware  as a  business  trust.  69% of  voting  securities
     (measured by dollar value) owned of record by COUNTRY Trust Bank. Investment advisory agreement with COUNTRY Trust Bank.
25. Organized as a Minnesota as a mutual insurance company. Board and management control and 100% of guaranty capital owned by COUNTRY Life Insurance Company.
26. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
27. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
28. Organized as an Illinois credit union. No corporate control. Membership control in Illinois Agricultural Association and certain affiliated companies.
29. Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association.
30. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
31. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
32. Organized in Minnesota as a business corporation. 100% of voting securities owned by Mutual Service Life Insurance Company.
33. Organized in Minnesota as a business corporation. 100% of voting securities owned by Mutual Service Life Insurance Company.
34. Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association.
35. Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
36. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
37. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
38. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
39. Organized in Kansas as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
40. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
41. Organized in Delaware under the General Corporation Act. 26.3% of voting securities owned by Illinois Agricultural Association.
42. Organized in Illinois as an agricultural cooperative. 99.7% of voting securities owned by GROWMARK, Inc.
43. Organized in Delaware under the General Corporation Act. 57.2% of voting securities owned by GROWMARK, Inc.
44. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
45. Organized in Illinois as an agricultural cooperative. 47.8% of voting securities owned by FS Financial Services Corporation.
46. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
47. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
48. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
49. Organized in Iowa under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
50. Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc.
51. Organized in Delaware under the General Corporation Act. 10% of voting securities owned by GROWMARK, Inc.
52. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
53. Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario Inc.

* Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.
** Cornwall & Stevens Co., Inc. (TN) ultimately controls 100% of the voting securities in 8 subsidiaries.
*** GROWMARK, Inc. owns stock in approximately 50 of its Illinois and Iowa member companies.
**** GROWMARK, Inc. owns 33% or more of the outstanding voting securities in 9 fuel limited liability companies owned in connection with its various Illinois and Iowa member companies.

Item 25.  Indemnification:

          Article VII of the Registrant's Declaration of Trust provides the following:

          Section 2. Limitation of Liability.

          A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, any Trustee, or any officer, Manager, Sub-Manager, agent, employee, or Principal Underwriter of the Trust. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder, provided however, that a Trustee shall not be liable for errors of judgment or mistakes of fact or law.

          All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract, or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees, or agents, whether past, present, or future, shall be personally liable therefore.

          Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his, her or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustee, officer, or Shareholder individually.

          Section 3. Indemnification.

          (a) Subject to the exceptions and limitations contained in Section 3(b) of this Article:

               (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;

               (ii) the words "claim,"  "action," "suit," or "proceeding"  shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigative or other, including appeals), threatened, pending or completed, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

          (b)  No  indemnification  shall be  provided  hereunder  to a  Covered
               Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               (ii) in the  event  of a  settlement,  unless  there  has  been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 3(a) of this Article shall be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust, unless it is ultimately determined that he or she is entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

          Article VI of the Registrant's Bylaws provides the following:

          Section 2. Indemnification.

          Subject to the exceptions and limitations contained in Section 3 of this Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

          Section 3. Limitations, Settlements.

          No indemnification shall be provided hereunder to an agent:

          (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

          (b) with respect to any proceeding disposed of by settlement without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

               (i) by the court or other body before which the proceeding was brought;

               (ii) by at least a majority  of those  Trustees  who are  neither
                    Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

               (iii)by written  opinion of independent  legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Item 26.  Business and Other Connections of Investment Adviser.

          As of September 29, 1992, COUNTRY Trust Bank (formerly IAA Trust Company) became the Investment Adviser to Registrant's predecessor companies, COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc., and COUNTRY Taxable Fixed Income Series Fund Inc. COUNTRY Trust Bank also provides investment services to the Country(R) Insurance & Financial Services group and exercises fiduciary powers as permitted by its charter.

          Other substantial business, professional, vocational or employment activities of each director and officer of the Registrant's Investment Adviser during the past two fiscal years are:


                            Substantial Business Activities
Name and Position           During Past Two Fiscal Years

Ronald Ralph Warfield,      See information on "Trustees and Officers of
Director and President      the Funds" -Part B.

Philip Tim Nelson,          See information on "Trustees and Officers of
Vice President              The Funds" - Part B.

Charles William Williams    5/1/00-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            12/18/96-5/10/00 - Director of:
                            3/20/91-12/15/93 - Director of:
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL  61702-2901

                            *8/24/00-Present - Director of:
                            Agricultural Support Association

                            *1/22/97-1/20/99 - Director of:
                            12/20/89-3/23/90 - Director of:
                            AgriVisor Services, Inc.

                            *5/22/96-Present - Director of:
                            COUNTRY Medical Plans, Inc.

                            1993-Present - Director of:
                            Prairie Farms Dairy, Inc.
                            P.O. Box 560
                            Carlinville, IL 62626

                            *1985-Present - Director of:
                            CC Services, Inc.
                            COUNTRY Casualty Insurance Company
                            COUNTRY  Investors Life Assurance Company
                            COUNTRY Life Insurance Company
                            COUNTRY  Mutual  Insurance   Company
                            COUNTRY  Preferred Insurance  Company
                            Illinois  Agricultural  Association
                            Illinois  Agricultural Holding Co.

                            1955-Present - Self - Employed Farm
                            Owner-Operator

                            *All Addresses:  1701 N. Towanda Avenue
                                             Bloomington, IL  61702



Robert Lowell Phelps        See Information on "Trustees and Officers" of
                            the Funds" - Part B.


David Arthur Downs          5/1/00-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            1/1/98-5/10/00 - Director of:
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL  61702-2901

                            *8/24/00-Present - Director of:
                            Agricultural Support Association

                            *12/96-Present - Director of:
                            CC Services, Inc.
                            COUNTRY Casualty Insurance Company
                            COUNTRY Investors Life Assurance Company
                            COUNTRY Life Insurance Company
                            COUNTRY Medical Plans, Inc.
                            COUNTRY Mutual Insurance Company
                            COUNTRY Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1/98-Present - Self - Employed Farm Owner-Operator

                            *All Addresses:     1701 N. Towanda Avenue
                                                Bloomington, IL  61702

Andrew Leo Goleman          5/1/00-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            1/1/98-5/10/00 - Director of:
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL  61702-2901

                            *8/24/00-Present - Director of:
                            Agricultural Support Association

                            *12/96-Present - Director of:
                            CC Services, Inc.
                            COUNTRY Casualty Insurance Company
                            COUNTRY Investors Life Assurance Company
                            COUNTRY Life Insurance Company
                            COUNTRY Medical Plans, Inc.
                            COUNTRY Mutual Insurance Company
                            COUNTRY Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1989-Present - Self - Employed Farm Owner-Operator

                            *All Addresses:     1701 N. Towanda Avenue
                                                Bloomington, IL  61702

Glenn Rudolph Meyer         5/1/00-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            1/1/98-5/10/00 - Director of:
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL  61702-2901

                            *8/24/00-Present-Director of:
                            Agricultural Support Association

                            *12/20/99-Present - Director of:
                            AgriVisor Services, Inc.

                            *5/22/96-Present - Director of:
                            COUNTRY Medical Plans, Inc.

                            *1992-Present
                            - Director of:
                            CC Services, Inc.
                            COUNTRY Casualty Insurance Company
                            COUNTRY Investors Life Assurance Company
                            COUNTRY Life Insurance Company
                            COUNTRY Medical Plans, Inc.
                            COUNTRY Mutual Insurance Company
                            COUNTRY Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1954-Present - Self - Employed Farm Owner-Operator

                            *All Addresses:     1701 N. Towanda Avenue
                                                Bloomington, IL  61702

James Paul Schillinger      5/1/00-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            1/1/98-5/10/00 - Director of:
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL  61702-2901

                            *10/19/00-Present - Director of:
                            Illinois Agricultural Auditing Association

                            *8/24/00-Present - Director of:
                            Agricultural Support Association

                            *12/21/98-Present - Director of:
                            COUNTRY Capital Management Company

                            *5/22/96-Present - Director of:
                            COUNTRY Medical Plans, Inc.

                            *1991-Present - Director of:

                            CC Services, Inc.
                            COUNTRY Casualty Insurance Company
                            COUNTRY Investors  Life Assurance Company
                            COUNTRY Life Insurance Company
                            COUNTRY Mutual Insurance  Company
                            COUNTRY  Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1965-Present - Self - Employed Farm Owner-Operator

                            *All Addresses:     1701 N. Towanda Avenue
                                                Bloomington, IL  61702



Randall Lee Sims            5/1/00-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            1/1/98-5/10/00 - Director of:
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL  61702-2901

                            *8/24/00-Present - Director of:
                            Agricultural Support Association

                            *5/22/96-Present - Director of:
                            COUNTRY Medical Plans, Inc.

                            *12/1/93-Present - Director of:
                            Illinois Agricultural Association

                            12/00-Present - Director of:
                            AgriVisor Services, Inc.

                            *12/15/93-Present - Director of:
                            CC Services, Inc.
                            COUNTRY Casualty Insurance Company
                            COUNTRY Investors Life Assurance Company
                            COUNTRY Life Insurance Company
                            COUNTRY Mutual Insurance Company
                            COUNTRY Preferred Insurance Company
                            Illinois Agricultural Holding Co.


                            1994-Present - President of:
                            Sims Enterprises, Inc.
                            980 E. 1700th St.
                            Liberty, IL  62347

                            1964-1994
                            Self-Employed Farmer Owner-Operator

                            *All Addresses:     1701 N. Towanda Avenue
                                                Bloomington, IL  61702

James Russell Holstine      11/14/01-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            12/20/99-5/10/00 - Director of:
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL  61702-2901

                            *8/24/00-Present - Director of:
                            Agricultural Support Association

                            *12/20/99-Present - Director of:
                            CC Services, Inc.
                            COUNTRY Casualty Insurance Company
                            COUNTRY Investors Life Assurance Company
                            COUNTRY Life Insurance Company
                            COUNTRY Medical Plans, Inc.
                            COUNTRY Mutual Insurance Company
                            COUNTRY Preferred Insurance Company
                            Illinois Agricultural Holding Co.

                            *12/8/99-Present - Director of:
                            Illinois Agricultural Association

                            8/90-8/97 - President:
                            Rock Island County Farm Bureau

                            3/81-Present - Self-Employed Farm Owner-Operator

                            7/74-2/81 - Manager:
                            Kendall County Farm Bureau


                            *All Addresses:  1701 N. Towanda Avenue
                                             Bloomington, IL  61702

Gerald Dean Thompson        12/18/00-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            12/20/99-5/10/00 - Director of:
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL  61702-2901

                            *8/24/00-Present - Director of:
                            Agricultural Support Association

                            *12/99-Present - Director of:
                            CC Services, Inc.
                            COUNTRY Casualty Insurance Company
                            COUNTRY Investors Life Assurance Company
                            COUNTRY Life Insurance Company
                            COUNTRY Medical Plans, Inc.
                            COUNTRY Mutual Insurance Company
                            COUNTRY Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1996-Present - Board Member of:
                            McLean County Farm Bureau
                            2301 W. Market St.
                            Bloomington, IL  61704

                            3/84-Present - Self - Employed Farm
                            Owner-Operator

                            *All Addresses:     1701 N. Towanda Avenue
                                                Bloomington, IL  61702

Robert Earl Thurston        5/1/00-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            1/1/98-5/10/00 - Director of:
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL  61702-2901

                            *8/24/00-Present - Director of:
                            Agricultural Support Association

                            *5/22/96-Present - Director of:
                            COUNTRY Medical Plans, Inc.

                            *12/92-Present - Director of: CC Services, Inc. COUNTRY Casualty Insurance Company
                            COUNTRY  Investors  Life  Assurance  Company
                            COUNTRY Life Insurance Company
                            COUNTRY Mutual Insurance  Company
                            COUNTRY Preferred  Insurance  Company
                            Illinois Agricultural
                            Association Illinois Agricultural Holding Co.

                            1970-Present - Self - Employed Farm
                            Owner-Operator

                            *All Addresses:     1701 N. Towanda Avenue
                                                Bloomington, IL  61702

Dale William Wachtel        12/18/00-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            12/98-5/10/00 - Director of:
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL  61702-2901

                            *8/24/00-Present - Director of:
                            Agricultural Support Association

                            *12/9/98-Present - Director of:
                            CC Services, Inc.
                            COUNTRY Casualty Insurance Company
                            COUNTRY Investors Life Assurance Company
                            COUNTRY Life Insurance Company
                            COUNTRY Medical Plans, Inc.
                            COUNTRY Mutual Insurance Company
                            COUNTRY Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1997-2001 - President of:
                            1996-Present - Director of:
                            Effingham County Farm Bureau
                            1102 W. Evergreen
                            P.O. Box 569
                            Effingham, IL  62401-0569

                            3/92-Present - Self - Employed Farm
                            Owner-Operator

                            *All Addresses:     1701 N. Towanda Avenue
                                                Bloomington, IL  61702

Andrew Thomas Nappi         5/1/00-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            1991-8/29/00 - Professor & Director of:
                            Illinois State University
                            Center for Insurance and Financial
                            Services/Katie
                            Insurance School/College of Business
                            Normal, IL  61761

                            1989-1991 - Professor & Director of:
                            ISU Foundation Chicago Office

                            1980-1989 - Professor & Dean of:
                            Illinois State University

Henry Joseph Kallal         1/23/02-Present - Director of:
                            COUNTRY Trust Bank
                            1705 N. Towanda Avenue
                            P.O. Box 2020
                            Bloomington, IL  61702-2020

                            12/20/99-5/10/00 - Director of:
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL  61702-2901

                            *8/24/00-Present - Director of:
                            Agricultural Support Association

                            *12/20/99-Present - Director of:
                            CC Services, Inc.
                            COUNTRY Casualty Insurance Company
                            COUNTRY Investors Life Assurance Company
                            COUNTRY Life Insurance Company
                            COUNTRY Medical Plans, Inc.
                            COUNTRY Mutual Insurance Company
                            COUNTRY Preferred Insurance Company
                            Illinois Agricultural Holding Co.

                            *12/8/99-Present - Director of:
                            Illinois Agricultural Association

                            1976-Present - Self-Employed Farm
                            Owner-Operator (Secretary-Treasurer)

                            *All Addresses:     1701 N. Towanda Avenue
                                                Bloomington, IL  61702


Item 27. Principal Underwriter

     (a) (1) To the best of Registrant's knowledge, Quasar Distributors, LLC the principal underwriter with respect to the Growth, Balanced, Tax-Exempt, Short-Term Bond and Bond Funds, currently acts as principal underwriter for the following entities:

----------------------------------------- --------------------------------------
          Advisors Series Trust              The Hennessy Mutual Funds, Inc.
           AHA Investment Funds                    Jacob Internet Fund
     Alpha Analytics Investment Trust          The Jensen Portfolio, Inc.
           Alpine Equity Trust                        Kenwood Funds
           Alpine Series Trust                  Kit Cole Investment Trust
     Alternative Investment Advisors           Light Revolution Fund, Inc.
            Blue & White Fund                       The Lindner Funds
         Brandes Investment Trust                      LKCM Funds
      Brandywine Advisors Fund, Inc.      Matrix Asset Advisor Value Fund, Inc.
           Brazos Mutual Funds                     Monetta Fund, Inc.
              Buffalo Funds                           Monetta Trust
            CCM Advisors Funds                          MP63 Fund
       CCMA Select Investment Trust                    MUTUALS.com
        Country Mutual Funds Trust                    NorCap Funds
            Cullen Funds Trust                       Optimum Q Funds
         Dow Jones Islamic Index                   Permanent Portfolio
              Everest Funds                    PIC Investment Trust Funds
        First American Funds, Inc.          Professionally Managed Portfolios
First American Insurance Portfolios, Inc.       Prudent Bear Mutual Funds
  First American Investment Funds, Inc.           Purisima Funds Trust
   First American Strategy Funds, Inc.                Rainier Funds
             FFTW Funds, Inc.                       SEIX Funds, Inc.
         Fort Pitt Capital Funds              TIFF Investment Program, Inc.
               Gintel Fund                     Thompson Plumb Funds, Inc.
           Glenmede Fund, Inc.            TT International U.S.A. Master Trust
         Guinness Atkinson Funds                      Wexford Trust
       Harding, Loevner Funds, Inc.                   Zodiac Trust
         The Hennessy Funds, Inc.
----------------------------------------- --------------------------------------

               (2) To the best of Registrant's knowledge, COUNTRY Capital Management Company, the principal underwriter with respect to the VP Growth, VP Balanced, VP Short-Term Bond and VP Bond Funds, does not act as principal underwriter for any other entity.

       (b)     (1)  To the best of  Registrant's  knowledge,  the  directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal     Position and Offices with       Positions and
Business Address       Quasar Distributors, LLC        Offices with Registrant
------------------     -------------------------       -----------------------
James R. Schoenike     President, Board Member         None
Donna J. Berth         Treasurer                       None
Michael Zielinski      Secretary                       None
Joe Redwine            Board Member                    None
Bob Kern               Board Member                    None
Eric W. Falkeis        Board Member                    None

                    The address of each of the foregoing is 615 East Michigan Street, Milwaukee, WI 53202.

               (2) To the best of Registrant's knowledge, the directors and executive officers of COUNTRY Capital Management Company are:

Name                       Title                                             Position and Offices with Registrant
----                       -----                                             ------------------------------------

Ronald R. Warfield         Director, Chairman of the Board                   Trustee/President
Philip Nelson              Director, Vice President                          Vice President
James Schillinger          Director                                          None
Andrew L. Goleman          Director                                          None
John D. Blackburn          Chief Executive Officer                           Vice President
Charles L. Jones           Senior Vice President & Chief Financial Officer   None
Doyle J. Williams          Senior Vice President, Marketing                  None
William J. Hanfland        Vice President-Finance & Treasurer                Treasurer
Timothy J. Braida          Assistant Treasurer                               Assistant Treasurer
Deanna L. Frautschi        Senior Vice President, Communications & Human     None
                           Resources
Shelly S. Prehoda          Vice President - Information Technology           None
Paul M. Harmon             General Counsel & Secretary                       General Counsel & Secretary
Kathy Smith Whitman        Assistant Secretary                               Assistant Secretary
Thomas B. Harris           Assistant Secretary                               None
Peter J. Borowski          Corporate Controller                              None
Albert K. Semmler          Director, Financial Planning & Executive          None
                           Representative of CCMC

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

          Records Relating to:                  Are located at:
          Registrant's fund accountant,         U.S. Bancorp Fund Services, LLC
          administrator and transfer agent      615 East Michigan Street
                                                Milwaukee, WI  53202

          Registrant's custodian                COUNTRY Trust Bank
                                                1705 N. Towanda Avenue
                                                Bloomington, IL  61702

          Registrant's investment adviser       COUNTRY Trust Bank
                                                1705 N. Towanda Avenue
                                                Bloomington, IL  61702

          The Certificate of Trust and Declaration of Trust of Registrant are maintained in safekeeping by William J. Hanfland, Treasurer, 1701 Towanda Avenue, Bloomington, Illinois 61702.

          The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by Paul M. Harmon, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61702.

Item 29. Management Services.  Not Applicable.

Item 30. Undertakings.

     (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

     (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective No. 7 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bloomington and the State of Illinois on this 28th day of October, 2003.

                                                  COUNTRY MUTUAL FUNDS TRUST

                                                  By: /s/ Ronald R. Warfield
                                                  ----------------------------
                                                  Name:    Ronald R. Warfield
                                                  Title:   President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated:

SIGNATURE                        TITLE                             DATE


/s/ Ronald R. Warfield           President (Principal Executive    October 28, 2003
------------------------------   Officer & Trustee)
Ronald R. Warfield


/s/ William J. Hanfland          Treasurer (Principal Financial    October 28, 2003
------------------------------   & Accounting Officer)
William J. Hanfland


/s/ Nancy J. Erickson*           Trustee                           October 28, 2003
------------------------------
Nancy J. Erickson


/s/ Ailene Miller*               Trustee                           October 28, 2003
------------------------------
Ailene Miller


/s/ Charlot R. Cole*             Trustee                           October 28, 2003
------------------------------
Charlot R. Cole


/s/ Robert L. Phelps*            Trustee                           October 28, 2003
------------------------------
Robert L. Phelps


/s/ Roger D. Grace*              Trustee                           October 28, 2003
------------------------------
Roger D. Grace


/s/ David A. Downs*              Trustee                           October 28, 2003
------------------------------
David A. Downs


/s/ Robert W. Weldon*            Trustee                           October 28, 2003
------------------------------
Robert W. Weldon


*By /s/ Paul M. Harmon
    ------------------
        Paul M. Harmon
     Attorney-in-fact  pursuant to Power of Attorney,  incorporated by reference to Post-Effective  Amendment No. 1 to Registrant's  Registration  Statement
     filed   electronically   on   November  1,  2001  and  Powers  of  Attorney
     incorporated by reference to Post-Effective Amendment No. 6 to Registrant's
     Registration statement filed electronically on September 10, 2003.



EXHIBIT INDEX

Exhibit                                                             Exhibit No.

Consent of Independent Public Accountants                           EX-99.j